UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02790

Franklin California Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin California Tax-Free Income Fund
Class A [FTFQX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin California Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$38	0.76%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$12,887,073,142
Total Number of Portfolio Holdings	1,132
Portfolio Turnover Rate	4.77%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California Tax-Free Income Fund	PAGE 1	1112-STSR-1026

Franklin California Tax-Free Income Fund
Class A1 [FKTFX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin California Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$30	0.61%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$12,887,073,142
Total Number of Portfolio Holdings	1,132
Portfolio Turnover Rate	4.77%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California Tax-Free Income Fund	PAGE 1	112-STSR-1026

Franklin California Tax-Free Income Fund
Class C [FRCTX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin California Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$58	1.16%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$12,887,073,142
Total Number of Portfolio Holdings	1,132
Portfolio Turnover Rate	4.77%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California Tax-Free Income Fund	PAGE 1	212-STSR-1026

Franklin California Tax-Free Income Fund
Class R6 [FKTQX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin California Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$23	0.47%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$12,887,073,142
Total Number of Portfolio Holdings	1,132
Portfolio Turnover Rate	4.77%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California Tax-Free Income Fund	PAGE 1	8112-STSR-1026

Franklin California Tax-Free Income Fund
Advisor Class [FCAVX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin California Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$26	0.51%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$12,887,073,142
Total Number of Portfolio Holdings	1,132
Portfolio Turnover Rate	4.77%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California Tax-Free Income Fund	PAGE 1	614-STSR-1026

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
California Tax-Free
Income Fund
Financial Statements and Other Important Information
Semi-Annual | August 31, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 36
Notes to Financial Statements 40
Changes In and Disagreements with Accountants 48
Results of Meeting(s) of Shareholders 48
Remuneration Paid to Directors, Officers and Others 48
Board Approval of Management and Subadvisory Agreements 48

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended
March 31, 2021 2026 2025 2024
a
2023
Class A
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $6.89 $6.86 $6.89 $6.73 $7.44 $7.71 $7.50
Income from investment
operations
c
:
Net investment income
d
. 0.13 0.25 0.24 0.24 0.22 0.18 0.22
Net realized and
unrealized gains
(losses) ........... (0.26) 0.02 (0.03) 0.16 (0.71) (0.28) 0.20
Total from investment
operations ........... (0.13) 0.27 0.21 0.40 (0.49) (0.10) 0.42
Less distributions from:
Net investment income .. (0.12) (0.24) (0.24) (0.24) (0.22) (0.17) (0.21)
Net asset value, end of
period .............. $6.64 $6.89 $6.86 $6.89 $6.73 $7.44 $7.71
Total return
e
........... (1.83)% 4.15% 3.06% 6.02% (6.62)% (1.30)% 5.66%
Ratios to average net
assets
f
Expenses ............. 0.76% 0.77% 0.76%
g
0.76%
g
0.77%
g
0.75%
g
0.75%
g
Net investment income ... 3.78% 3.72% 3.48% 3.57% 3.27% 2.52% 2.79%
Supplemental data
Net assets, end of period
(000’s) .............. $2,920,515 $2,990,950 $2,853,539 $2,554,655 $2,282,254 $2,412,285 $2,074,343
Portfolio turnover rate .... 4.77% 11.93% 7.96% 14.01% 42.30% 19.33% 14.41%
a
For the year ended February 29.
b
For the period April 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended
March 31, 2021 2026 2025 2024
a
2023
Class A1
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $6.88 $6.85 $6.88 $6.72 $7.43 $7.70 $7.49
Income from investment
operations
c
:
Net investment income
d
. 0.13 0.26 0.25 0.25 0.23 0.19 0.23
Net realized and
unrealized gains
(losses) ........... (0.25) 0.02 (0.03) 0.16 (0.71) (0.27) 0.20
Total from investment
operations ........... (0.12) 0.28 0.22 0.41 (0.48) (0.08) 0.43
Less distributions from:
Net investment income .. (0.13) (0.25) (0.25) (0.25) (0.23) (0.19) (0.22)
Net asset value, end of
period .............. $6.63 $6.88 $6.85 $6.88 $6.72 $7.43 $7.70
Total return
e
........... (1.75)% 4.32% 3.22% 6.18% (6.48)% (1.17)% 5.83%
Ratios to average net
assets
f
Expenses ............. 0.61% 0.61% 0.60%
g
0.61%
g
0.62%
g
0.59%
g
0.60%
g
Net investment income ... 3.94% 3.88% 3.64% 3.73% 3.42% 2.68% 2.97%
Supplemental data
Net assets, end of period
(000’s) .............. $5,864,142 $6,303,627 $6,986,725 $7,640,302 $8,130,315 $10,201,944 $11,084,478
Portfolio turnover rate .... 4.77% 11.93% 7.96% 14.01% 42.30% 19.33% 14.41%
a
For the year ended February 29.
b
For the period April 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended
March 31, 2021 2026 2025 2024
a
2023
Class C
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $6.86 $6.84 $6.87 $6.71 $7.41 $7.69 $7.47
Income from investment
operations
c
:
Net investment income
d
. 0.12 0.22 0.21 0.21 0.20 0.15 0.19
Net realized and
unrealized gains
(losses) ........... (0.25) 0.02 (0.03) 0.16 (0.71) (0.28) 0.21
Total from investment
operations ........... (0.13) 0.24 0.18 0.37 (0.51) (0.13) 0.40
Less distributions from:
Net investment income .. (0.11) (0.22) (0.21) (0.21) (0.19) (0.15) (0.18)
Net asset value, end of
period .............. $6.62 $6.86 $6.84 $6.87 $6.71 $7.41 $7.69
Total return
e
........... (1.88)% 3.61% 2.65% 5.61% (6.88)% (1.80)% 5.40%
Ratios to average net
assets
f
Expenses ............. 1.16% 1.17% 1.16%
g
1.16%
g
1.17%
g
1.15%
g
1.16%
g
Net investment income ... 3.39% 3.33% 3.09% 3.19% 2.86% 2.13% 2.42%
Supplemental data
Net assets, end of period
(000’s) .............. $214,168 $246,506 $324,192 $395,396 $502,065 $723,593 $1,018,197
Portfolio turnover rate .... 4.77% 11.93% 7.96% 14.01% 42.30% 19.33% 14.41%
a
For the year ended February 29.
b
For the period April 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended
March 31, 2021 2026 2025 2024
a
2023
Class R6
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $6.87 $6.84 $6.87 $6.71 $7.42 $7.69 $7.48
Income from investment
operations
c
:
Net investment income
d
. 0.14 0.27 0.26 0.26 0.24 0.20 0.24
Net realized and
unrealized gains
(losses) ........... (0.26) 0.02 (0.03) 0.15 (0.71) (0.28) 0.20
Total from investment
operations ........... (0.12) 0.29 0.23 0.41 (0.47) (0.08) 0.44
Less distributions from:
Net investment income .. (0.13) (0.26) (0.26) (0.25) (0.24) (0.19) (0.23)
Net asset value, end of
period .............. $6.62 $6.87 $6.84 $6.87 $6.71 $7.42 $7.69
Total return
e
........... (1.69)% 4.47% 3.36% 6.33% (6.37)% (1.05)% 5.97%
Ratios to average net
assets
f
Expenses ............. 0.47% 0.48% 0.47%
g
0.48%
g
0.49%
g
0.47%
g,h
0.47%
g,h
Net investment income ... 4.08% 4.02% 3.78% 3.87% 3.55% 2.81% 3.08%
Supplemental data
Net assets, end of period
(000’s) .............. $404,368 $404,787 $380,103 $316,077 $271,190 $345,058 $281,038
Portfolio turnover rate .... 4.77% 11.93% 7.96% 14.01% 42.30% 19.33% 14.41%
a
For the year ended February 29.
b
For the period April 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended
March 31, 2021 2026 2025 2024
a
2023
Advisor Class
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $6.87 $6.84 $6.87 $6.71 $7.42 $7.69 $7.48
Income from investment
operations
c
:
Net investment income
d
. 0.14 0.27 0.26 0.26 0.24 0.20 0.24
Net realized and
unrealized gains
(losses) ........... (0.26) 0.02 (0.04) 0.15 (0.72) (0.28) 0.20
Total from investment
operations ........... (0.12) 0.29 0.22 0.41 (0.48) (0.08) 0.44
Less distributions from:
Net investment income .. (0.13) (0.26) (0.25) (0.25) (0.23) (0.19) (0.23)
Net asset value, end of
period .............. $6.62 $6.87 $6.84 $6.87 $6.71 $7.42 $7.69
Total return
e
........... (1.57)% 4.28% 3.33% 6.30% (6.40)% (1.08)% 5.94%
Ratios to average net
assets
f
Expenses ............. 0.51% 0.52% 0.51%
g
0.52%
g
0.52%
g
0.50%
g
0.51%
g
Net investment income ... 4.04% 3.99% 3.74% 3.84% 3.53% 2.78% 3.06%
Supplemental data
Net assets, end of period
(000’s) .............. $3,483,880 $3,338,223 $2,609,811 $2,425,421 $2,344,189 $2,619,688 $2,498,587
Portfolio turnover rate .... 4.77% 11.93% 7.96% 14.01% 42.30% 19.33% 14.41%
a
For the year ended February 29.
b
For the period April 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited), August 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Common Stocks 0.0%
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 79,045 $ —
b
Total Common Stocks (Cost $ – ) ...............................................
—
Principal
Amount
a a a a
Municipal Bonds 99.4%
California 96.5%
Alameda Corridor Transportation Authority ,
c
Revenue, Sub. Lien , 2004 A , Refunding , AMBAC Insured , 3.36%, 10/01/29 ...... $ 20,000,000 18,062,832
c
Revenue, Sub. Lien , 2004 A , Refunding , AMBAC Insured , 3.5%, 10/01/30 ....... 41,665,000 36,200,877
Revenue, Sub. Lien , 2022 C , Refunding , AG Insured , 5% , 10/01/52 ............ 28,000,000 28,394,960
c
Alhambra City Elementary School District , Alhambra Unified School District , GO , 2004
B , NATL Insured , 2.7%, 9/01/27 ....................................... 3,035,000 2,954,943
Align Capital Trust , Revenue , 2023-1 , 5.5% , 3/01/35 ......................... 13,000,000 13,453,340
c
Alisal Union School District ,
GO , 2009 B , AG Insured , 3.45%, 8/01/32 ................................ 3,355,000 2,744,976
GO , 2009 B , AG Insured , 3.56%, 8/01/33 ................................ 3,610,000 2,834,158
GO , 2009 B , AG Insured , 3.62%, 2/01/34 ................................ 3,345,000 2,569,504
Alta Loma School District , GO , 2019 B , 5% , 8/01/44 ......................... 7,375,000 7,443,978
Alvord Unified School District ,
GO , 2011 B , AG Insured , 7.35% , 8/01/46 ................................ 42,500,000 52,500,309
c
GO , 2011 B , AG Insured , 4.19%, 8/01/36 ................................ 15,000,000 9,987,060
Anaheim Housing & Public Improvements Authority ,
City of Anaheim Electric System , Revenue , 2022 A , Refunding , 5% , 10/01/52 ..... 8,040,000 8,086,087
City of Anaheim Water System , Revenue , 2022 A , 5% , 10/01/52 ............... 8,345,000 8,408,654
c
Anaheim Public Financing Authority ,
City of Anaheim , Revenue, Sub. Lien , 1997 C , AG Insured , 5.85%, 9/01/26 ....... 29,430,000 29,430,000
City of Anaheim , Revenue, Sub. Lien , 1997 C , AG Insured , 2.83%, 9/01/27 ....... 22,860,000 22,228,479
City of Anaheim , Revenue, Sub. Lien , 1997 C , AG Insured , 2.93%, 9/01/28 ....... 14,425,000 13,613,344
City of Anaheim , Revenue, Sub. Lien , 1997 C , AG Insured , 3.09%, 9/01/29 ....... 24,810,000 22,643,139
City of Anaheim , Revenue, Sub. Lien , 1997 C , AG Insured , 3.48%, 9/01/32 ....... 13,665,000 11,129,462
City of Anaheim , Revenue, Sub. Lien , 1997 C , AG Insured , 3.59%, 9/01/33 ....... 37,070,000 28,960,530
City of Anaheim , Revenue, Sub. Lien , 1997 C , AG Insured , 3.71%, 9/01/34 ....... 24,970,000 18,654,857
City of Anaheim , Revenue, Sub. Lien , 1997 C , AG Insured , ETM, 3.64%, 3/01/37 .. 15,080,000 10,361,326
Bay Area Toll Authority ,
Revenue , 2017 S-7 , Refunding , 4% , 4/01/42 ............................. 119,305,000 112,388,722
Revenue , 2017 S-7 , Refunding , 4% , 4/01/47 ............................. 23,330,000 21,680,424
Revenue , 2017 S-7 , Refunding , 4% , 4/01/49 ............................. 13,625,000 12,428,833
d
Revenue , 2021 A , Refunding , Mandatory Put , 2% , 4/01/28 ................... 12,000,000 11,804,477
Beaumont Public Improvement Authority , Special Tax , 2025 B , 5% , 9/01/55 ........ 1,250,000 1,196,883
Beaumont Unified School District ,
c
GO , 2011 C , AG Insured , 4.57%, 8/01/40 ................................ 11,000,000 5,904,165
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2025 ,
4.125% , 9/01/40 ................................................. 280,000 263,148
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2025 ,
4.375% , 9/01/45 ................................................. 435,000 404,909
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2025 ,
4.5% , 9/01/50 ................................................... 640,000 590,623
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2025 ,
4.5% , 9/01/55 ................................................... 910,000 825,478
Community Facilities District No. 2022-1 Improvement Area No. 2 , Special Tax , 2025 ,
4.125% , 9/01/40 ................................................. 310,000 291,342
Community Facilities District No. 2022-1 Improvement Area No. 2 , Special Tax , 2025 ,
4.375% , 9/01/45 ................................................. 875,000 814,472
Community Facilities District No. 2022-1 Improvement Area No. 2 , Special Tax , 2025 ,
5% , 9/01/50 .................................................... 1,000,000 993,262

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Beaumont Unified School District, (continued)
Community Facilities District No. 2022-1 Improvement Area No. 2 , Special Tax , 2025 ,
5% , 9/01/55 .................................................... $ 1,000,000 $ 983,734
Burbank-Glendale-Pasadena Airport Authority Brick Campaign ,
Revenue , 2026 B , AG Insured , 4.625% , 7/01/51 ........................... 5,000,000 4,790,314
Revenue, Senior Lien , 2024 B , 5.25% , 7/01/49 ............................ 6,750,000 6,938,680
Revenue, Senior Lien , 2024 B , 5.25% , 7/01/54 ............................ 8,500,000 8,659,894
Revenue, Senior Lien , 2026 B , AG Insured , 5.5% , 7/01/55 ................... 10,500,000 10,971,074
California Affordable Housing Agency ,
Butte County Housing Authority , Revenue , 2020 A , 4% , 10/01/40 .............. 1,580,000 1,531,510
Butte County Housing Authority , Revenue , 2020 A , 4% , 10/01/45 .............. 1,930,000 1,776,051
Butte County Housing Authority , Revenue , 2020 A , 4% , 10/01/50 .............. 1,855,000 1,636,833
California Community Choice Financing Authority ,
d
Revenue , 2022 A-1 , Mandatory Put , 4% , 8/01/28 .......................... 100,000,000 100,938,610
d
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 122,575,000 128,651,263
d
Revenue , 2023 E-1 , Mandatory Put , 5% , 3/01/31 .......................... 38,855,000 40,461,141
d
Revenue , 2023 G-1 , Mandatory Put , 5.25% , 4/01/30 ....................... 23,500,000 24,635,128
d
Revenue , 2024 B , Mandatory Put , 5% , 12/01/32 ........................... 28,340,000 28,796,659
d
Revenue , 2024 D , Mandatory Put , 5% , 9/01/32 ........................... 70,000,000 74,872,161
d
Revenue , 2024 E , Mandatory Put , 5% , 9/01/32 ............................ 90,000,000 94,327,767
d
Revenue , 2024 G , Mandatory Put , 5% , 8/01/32 ........................... 40,660,000 41,349,016
d
Revenue , 2025 A , Mandatory Put , 5% , 5/01/35 ............................ 6,000,000 6,117,403
d
Revenue , 2025 B , Mandatory Put , 5% , 11/01/35 ........................... 15,585,000 16,444,931
d
Revenue , 2025 C , Mandatory Put , 5% , 10/01/33 ........................... 47,500,000 49,251,325
Revenue , 2025 G , 5% , 12/01/35 ....................................... 22,800,000 24,423,905
d
Revenue , 2026 A-1 , Mandatory Put , 5% , 2/01/36 .......................... 55,000,000 57,904,072
Revenue , 2026 B , 5% , 3/01/36 ........................................ 109,940,000 112,988,361
Revenue , 2026 F , 5% , 6/01/36 ........................................ 65,000,000 69,528,537
California Community College Financing Authority ,
Revenue , 2001 A , NATL Insured , 5.125% , 4/01/31 ......................... 880,000 890,292
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5.25% , 5/01/53 .......... 8,150,000 8,155,530
e
California Community Housing Agency ,
Aster Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 2/01/56 .......... 5,235,000 4,264,032
Brio Apartments & Next on Lex Apartments , Revenue, Senior Lien , 144A, 2021 A-1 ,
4% , 2/01/56 .................................................... 35,015,000 27,640,424
Exchange at Bayfront Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% ,
2/01/57 ........................................................ 59,855,000 36,263,307
Exchange at Bayfront Apartments , Revenue, Senior Lien , 144A, 2021 A-1-T , 4.25% ,
2/01/38 ........................................................ 7,095,000 6,165,214
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 14,740,000 12,544,968
Fountains at Emerald Park , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 8/01/56 .. 46,440,000 31,072,242
K Street Flats , Revenue , 144A, 2021 A-1 , 3% , 2/01/57 ...................... 47,500,000 32,049,343
Summit at Sausalito Apartments , Revenue , 144A, 2021 A-1 , 3% , 2/01/57 ........ 16,260,000 10,729,228
Twin Creek Apartments , Revenue , 144A, 2022 A-1 , 4.5% , 8/01/52 ............. 29,275,000 20,941,081
c
Twin Creek Apartments , Revenue, Senior Lien , 144A, 2022 A-2 , 6.311%, 8/01/65 .. 79,990,000 2,678,393
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 15,765,000 14,376,408
California County Tobacco Securitization Agency ,
Gold Country Settlement Funding Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/40 1,120,000 1,072,970
Gold Country Settlement Funding Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/49 2,000,000 1,729,930
Kern County Tobacco Funding Corp. , Revenue , 2014 , Refunding , 5% , 6/01/34 .... 4,330,000 4,329,736
Kern County Tobacco Funding Corp. , Revenue , 2014 , Refunding , 5% , 6/01/40 .... 17,650,000 17,152,932
Los Angeles County Securitization Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/49 .................................................... 3,525,000 3,125,800
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/36 .................................................... 470,000 468,099
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/38 .................................................... 530,000 517,816

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California County Tobacco Securitization Agency, (continued)
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/40 .................................................... $ 625,000 $ 598,756
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/42 .................................................... 100,000 95,186
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/35 .. 350,000 351,097
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/36 .. 600,000 597,573
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/37 .. 530,000 521,779
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/38 .. 790,000 776,654
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/39 .. 620,000 600,081
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/40 .. 830,000 795,148
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/49 .. 3,520,000 3,053,876
Sonoma County Securitization Corp. , Revenue , 2020 B-1 , Refunding , 5% , 6/01/49 . 170,000 167,713
California Educational Facilities Authority ,
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/40 ................ 1,295,000 1,170,795
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/41 ................ 1,345,000 1,193,493
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/42 ................ 1,400,000 1,231,616
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/46 ................ 3,000,000 2,607,989
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/50 ................ 2,675,000 2,226,005
Art Center College of Design , Revenue , 2022 A , 3% , 12/01/51 ................ 650,000 439,119
Chapman University , Revenue , 2021 A , Refunding , 5% , 4/01/31 ............... 475,000 521,414
Leland Stanford Junior University (The) , Revenue , T-1 , 5% , 3/15/39 ............ 2,815,000 3,222,912
Leland Stanford Junior University (The) , Revenue , U-1 , 5.25% , 4/01/40 ......... 5,000,000 5,839,652
Leland Stanford Junior University (The) , Revenue , U-6 , 5% , 5/01/45 ............ 7,000,000 7,903,714
Leland Stanford Junior University (The) , Revenue , V-1 , 5% , 5/01/49 ............ 20,850,000 22,928,747
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/47 ............. 11,000,000 10,678,414
c
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 2.84%, 10/01/26 .. 7,620,000 7,601,687
c
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 2.92%, 10/01/27 .. 7,365,000 7,138,892
c
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 3.02%, 10/01/28 .. 4,120,000 3,872,224
c
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 3.32%, 10/01/30 .. 5,685,000 4,975,275
c
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 3.44%, 10/01/31 .. 7,615,000 6,410,436
c
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 3.56%, 10/01/32 .. 7,615,000 6,155,245
c
Santa Clara University , Revenue , 1999 , AMBAC Insured , 5.263%, 9/01/26 ....... 655,000 655,000
St. Mary's College of California , Revenue , 2023 A , Refunding , 5.5% , 10/01/53 .... 10,850,000 10,247,350
University of Redlands , Revenue , 2022 A , 5% , 10/01/44 ..................... 3,835,000 3,777,744
University of Redlands , Revenue , 2022 A , 5% , 10/01/52 ..................... 18,790,000 17,848,516
University of San Francisco , Revenue , 2018 A , 5% , 10/01/48 ................. 10,000,000 9,652,125
University of Southern California , Revenue , 2025 A , 5% , 10/01/55 ............. 50,000,000 52,003,680
California Enterprise Development Authority ,
Castilleja School Foundation , Revenue , 2024 , 5% , 6/01/49 ................... 2,800,000 2,863,990
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/40 .. 650,000 656,236
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/45 .. 650,000 652,253
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/50 .. 650,000 641,158
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/55 .. 3,175,000 3,132,730
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/57 .. 500,000 485,327
California Health Facilities Financing Authority ,
Cedars-Sinai Medical Center Obligated Group , Revenue , 2021 A , Refunding , 5% ,
8/15/41 ........................................................ 5,000,000 5,301,908
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/42 ........................................................ 14,370,000 14,203,539
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/47 ........................................................ 7,750,000 7,588,881
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/36 . 13,220,000 13,269,170
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/37 . 5,550,000 5,543,762
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/38 . 7,075,000 6,989,813
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 3% , 4/01/44 . 4,340,000 3,615,010
El Camino Hospital LP , Revenue , 2017 , 4.125% , 2/01/47 .................... 11,000,000 10,270,835

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Health Facilities Financing Authority, (continued)
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/47 ....................... $ 12,500,000 $ 12,558,285
Episcopal Communities & Services for Seniors Obligated Group , Revenue , 2024 B ,
5.25% , 11/15/48 ................................................. 1,905,000 1,935,900
Episcopal Communities & Services for Seniors Obligated Group , Revenue , 2024 B ,
5.25% , 11/15/53 ................................................. 1,945,000 1,955,008
Episcopal Communities & Services for Seniors Obligated Group , Revenue , 2024 B ,
5.25% , 11/15/58 ................................................. 3,100,000 3,106,867
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 4% , 11/01/38 ............... 25,000,000 24,447,258
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 4% , 11/01/44 ............... 411,225,000 386,299,296
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 5% , 11/01/47 ............... 12,500,000 13,358,449
Lucile Salter Packard Children's Hospital at Stanford Obligated Group , Revenue ,
2017 A , 5% , 11/15/56 ............................................. 10,300,000 10,343,314
On Lok Senior Health Services Obligated Group , Revenue , 2020 , Refunding , 5% ,
8/01/40 ........................................................ 1,450,000 1,475,837
On Lok Senior Health Services Obligated Group , Revenue , 2020 , Refunding , 5% ,
8/01/50 ........................................................ 2,375,000 2,336,246
On Lok Senior Health Services Obligated Group , Revenue , 2020 , Refunding , 5% ,
8/01/55 ........................................................ 850,000 819,984
Providence St. Joseph Health Obligated Group , Revenue , 2014 A , 5% , 10/01/38 .. 5,110,000 5,113,529
Scripps Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 11/15/42 ..... 2,500,000 2,616,754
Sutter Health Obligated Group , Revenue , 2016 B , 5% , 11/15/46 ............... 42,105,000 42,320,498
Sutter Health Obligated Group , Revenue , 2017 A , Refunding , 4% , 11/15/48 ...... 10,585,000 9,298,538
Sutter Health Obligated Group , Revenue , 2017 A , Refunding , 5% , 11/15/48 ...... 21,690,000 21,901,185
Sutter Health Obligated Group , Revenue , 2018 A , 4% , 11/15/42 ............... 11,680,000 10,856,400
Sutter Health Obligated Group , Revenue , 2018 A , 5% , 11/15/48 ............... 24,500,000 24,758,686
Sutter Health Obligated Group , Revenue , 2026 A , Refunding , 5% , 11/15/56 ...... 50,000,000 50,589,080
California Housing Finance Agency ,
Revenue , 2019-1 , A , 4.25% , 1/15/35 ................................... 41,353,085 42,176,677
Revenue , 2019-2 , A , 4% , 3/20/33 ...................................... 12,331,913 12,426,044
e
Foothill San Regis Apartments LLC , Revenue , 144A, 2026 U-1 , I , 5.8% , 4/01/36 ... 42,300,000 41,515,805
e
Found Middle LP , Revenue , 144A, 2024 L , 5.2% , 12/01/27 ................... 5,000,000 5,044,211
d,e
Shermanair Apartments Owner LP , Revenue , 144A, 2021 Q-1 , Mandatory Put , 3% ,
9/01/36 ........................................................ 22,535,000 19,969,661
e
Shermanair Apartments Owner LP , Revenue , 144A, 2021 Q-2 , 5% , 9/01/36 ...... 1,940,000 1,614,462
California Infrastructure & Economic Development Bank ,
California State Teachers' Retirement System , Revenue , 2019 , 5% , 8/01/44 ...... 12,750,000 13,040,106
California State Teachers' Retirement System , Revenue , 2019 , 5% , 8/01/49 ...... 16,040,000 16,312,261
California State Water Resources Control Board Water Pollution Control Revolving
Fund , Revenue , 2018 , 5% , 10/01/43 .................................. 10,000,000 10,185,417
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 B , 4% ,
11/01/45 ....................................................... 850,000 776,284
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 B , 4% ,
11/01/50 ....................................................... 860,000 743,488
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 B , 4% ,
11/01/56 ....................................................... 1,000,000 827,281
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 B , 5% ,
11/01/47 ....................................................... 2,300,000 2,339,706
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 B , 4.125% ,
11/01/52 ....................................................... 3,100,000 2,698,771
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 B , 5% ,
11/01/57 ....................................................... 5,500,000 5,498,453
Los Angeles County Museum of Natural History Foundation , Revenue , 2020 ,
Refunding , 3% , 7/01/50 ............................................ 18,995,000 13,341,287
Los Angeles County Museum of Natural History Foundation , Revenue , 2026 , 5% ,
7/01/56 ........................................................ 31,000,000 31,725,608

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Infrastructure & Economic Development Bank, (continued)
Los Angeles County Museum of Natural History Foundation , Revenue , 2026 , 5.5% ,
7/01/56 ........................................................ $ 29,250,000 $ 31,194,271
d
Museum Associates , Revenue , 2021 A , Refunding , Mandatory Put , 1.2% , 6/01/28 . 15,000,000 14,360,910
University of California , Revenue , 2017 , 5% , 5/15/52 ....................... 31,305,000 31,573,246
California Municipal Finance Authority ,
e
Revenue , 144A, 2025 A , 6.375% , 8/01/37 ............................... 28,300,000 28,771,478
Revenue , 2025 A , 6.1% , 12/01/37 ..................................... 23,875,000 23,541,875
d,e
Revenue , 144A, 2026-1 , Mandatory Put , 5.67% , 7/01/44 .................... 4,500,000 4,466,527
Revenue, Senior Lien , 2017 A , Refunding , 4% , 8/15/52 ..................... 27,350,000 22,606,479
Special Tax , 2024 C , 5% , 9/01/44 ...................................... 1,100,000 1,083,672
Special Tax , 2024 C , 5% , 9/01/54 ...................................... 1,000,000 959,831
Special Tax , 2024 E , 5% , 9/01/55 ...................................... 2,485,000 2,415,292
Special Tax , 2025 A , 5% , 9/01/50 ...................................... 1,350,000 1,333,504
Special Tax , 2025 B , 5.125% , 9/01/50 .................................. 1,275,000 1,280,501
Special Tax , 2025 C , 5% , 9/01/50 ...................................... 1,275,000 1,259,420
Special Tax , 2025 C , 5% , 9/01/55 ...................................... 1,090,000 1,051,509
f
1717 University Associates LLC , Revenue , 2020 A , 8.5% , 6/01/52 ............. 11,413,000 9,019,912
f
1717 University Associates LLC , Revenue , 2020 A-T , 9.25% , 6/01/52 ........... 3,407,000 2,544,480
e
Ascent 613 , Revenue , 144A, 2025 A , 5.25% , 1/01/45 ....................... 2,500,000 2,493,458
e
Ascent 613 , Revenue , 144A, 2025 A , 5.375% , 1/01/55 ...................... 3,500,000 3,442,102
e
Ascent 613 , Revenue , 144A, 2025 A , 5.5% , 1/01/60 ........................ 3,100,000 3,071,037
Bethany Home Society of San Joaquin County, Inc. , Revenue , 2023 , California
Mortgage Insured , 5% , 11/15/52 ..................................... 26,465,000 27,027,056
BOLD Program , Special Tax , 2026 A , 5% , 9/01/56 ......................... 2,015,000 1,904,096
Boone 534 LLC , Revenue , 2026 A , 6% , 2/01/38 ........................... 33,820,000 33,033,049
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/51 ................. 2,355,000 1,907,864
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio , Revenue , 2024 A ,
Refunding , 5% , 8/15/49 ............................................ 1,235,000 1,232,240
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio , Revenue , 2024 A ,
Refunding , 5% , 8/15/54 ............................................ 1,800,000 1,766,406
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio , Revenue , 2024 A ,
Refunding , 5% , 8/15/59 ............................................ 2,600,000 2,529,797
e
Century CityView LP , Revenue , 144A, 2021 A , 4% , 11/01/36 .................. 10,375,000 9,796,459
CHF-Davis I LLC , Revenue , 2018 , 5% , 5/15/51 ........................... 10,000,000 9,888,881
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/39 ...................................... 580,000 587,489
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/44 ...................................... 900,000 902,251
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 785,000 777,976
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 750,000 736,011
Community Facilities District No. 2020-6 , Special Tax , 2025 , 5% , 9/01/50 ........ 1,000,000 987,780
Community Facilities District No. 2020-6 , Special Tax , 2025 , 5% , 9/01/55 ........ 1,500,000 1,453,552
Community Facilities District No. 2021-13 , Special Tax , 2025 , 5% , 9/01/45 ....... 1,085,000 1,083,617
Community Facilities District No. 2021-13 , Special Tax , 2025 , 5% , 9/01/50 ....... 1,250,000 1,234,726
Community Facilities District No. 2021-13 , Special Tax , 2025 , 5% , 9/01/55 ....... 1,400,000 1,356,648
Community Facilities District No. 2021-9 Improvement Area No. 1 , Special Tax , 2025 ,
5.125% , 9/01/50 ................................................. 1,725,000 1,724,025
Community Facilities District No. 2021-9 Improvement Area No. 1 , Special Tax , 2025 ,
5.25% , 9/01/55 .................................................. 2,425,000 2,428,431
Community Facilities District No. 2022-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 1,000,000 1,000,178
Community Facilities District No. 2022-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 1,250,000 1,233,800

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Community Facilities District No. 2022-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... $ 4,025,000 $ 3,932,382
Community Facilities District No. 2023-5 Area No. 2 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/50 ............................................ 1,000,000 987,780
Community Facilities District No. 2023-5 Area No. 2 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/55 ............................................ 1,120,000 1,090,219
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/42 ............................................ 15,900,000 15,914,749
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/47 ............................................ 19,145,000 18,882,530
Community Hospitals of Central California Obligated Group , Revenue , 2021 A , 4% ,
2/01/51 ........................................................ 7,000,000 5,904,281
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/37 .................... 975,000 902,588
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/38 .................... 815,000 743,045
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/39 .................... 1,040,000 931,868
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/40 .................... 1,025,000 894,259
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/41 .................... 1,030,000 876,373
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/42 .... 450,000 413,034
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/52 .... 1,000,000 820,436
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/56 .... 1,100,000 881,294
Eisenhower Medical Center , Revenue , 2017 A , Refunding , 5% , 7/01/47 ......... 9,100,000 8,877,005
Eskaton Properties, Inc. Obligated Group , Revenue , 2024 , Refunding , 5% , 11/15/44 1,500,000 1,528,564
e
IH Citrus Whittier LLC , Revenue , 144A, 2023 , I-A , 6.25% , 1/01/60 ............. 29,830,000 28,575,717
e
IH Citrus Whittier LLC , Revenue , 144A, 2023 , I-B , 9% , 7/01/42 ................ 1,800,000 1,802,230
e
IH Lakes Concord LLC , Revenue , 144A, 2022 A-1 , 4.375% , 12/01/32 ........... 22,510,000 21,995,491
e
IH Parkside Fairfield LLC , Revenue , 144A, 2023 A-1 , 6.75% , 9/01/53 ........... 51,750,000 53,218,774
e
IH Parkside Fairfield LLC , Revenue , 144A, 2023 A-2 , 8% , 9/01/27 ............. 565,000 570,709
Inland Counties Regional Center, Inc. , Revenue , 2015 , Refunding , 5% , 6/15/45 ... 23,300,000 23,307,097
Integrity Housing Obligated Group , Revenue , 2022 A-1 , 4.25% , 12/01/37 ........ 81,985,000 68,226,843
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/37 8,500,000 8,622,476
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/38 5,000,000 5,060,806
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/43 46,895,000 47,148,993
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/47 55,745,000 55,068,986
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 B , 5% , 6/01/48 14,325,000 14,011,616
e
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 5.25% ,
7/01/40 ........................................................ 7,065,000 7,344,933
e
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 5.5% , 7/01/50 21,145,000 21,808,598
e
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 6% , 7/01/53 12,485,000 13,335,650
e
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 B , Refunding , 6.5% ,
7/01/32 ........................................................ 2,470,000 2,460,538
Northbay Healthcare Corp. Obligated Group , Revenue , 2017 A , 5.25% , 11/01/41 .. 5,500,000 5,483,164
Northbay Healthcare Corp. Obligated Group , Revenue , 2017 A , 5% , 11/01/47 ..... 8,650,000 8,078,203
Northern California Retired Officers Community , Revenue , 2019 A , California
Mortgage Insured , 5% , 1/01/43 ...................................... 10,000,000 10,214,299
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5.25% ,
11/01/52 ....................................................... 43,040,000 42,264,811
Porter 1107 LLC , Revenue , 2025 A , 6.2% , 11/01/37 ........................ 43,500,000 43,418,324
PRG - Potrero Properties LLC , Revenue , 2026 A , 5.25% , 9/01/51 .............. 5,500,000 5,725,800
PRG - Potrero Properties LLC , Revenue , 2026 A , 5.5% , 9/01/56 ............... 7,000,000 7,407,906
Samuel Merritt University , Revenue , 2022 , 5.25% , 6/01/53 ................... 39,750,000 40,547,667
Scripps College , Revenue , 2025 , 5.5% , 7/01/60 ........................... 8,500,000 8,873,065
e
Sierra Ridge 3600 LLC , Revenue , 144A, 2024 A , 5.75% , 11/01/39 ............. 48,085,000 46,648,605
University of La Verne , Revenue , 2017 A , Refunding , 4% , 6/01/47 ............. 10,500,000 9,297,990
e
Verner 6430 LLC , Revenue , 144A, 2026 A , 6% , 6/01/38 ..................... 36,050,000 35,473,813
California Pollution Control Financing Authority ,
e
Channelside Water Resources LP , Revenue , 144A, 2019 , Refunding , 5% , 7/01/39 . 7,250,000 7,390,773

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Pollution Control Financing Authority, (continued)
e
Channelside Water Resources LP , Revenue , 144A, 2019 , Refunding , 5% , 11/21/45 $ 11,365,000 $ 11,506,994
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/30 .......... 5,200,000 5,499,381
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/31 .......... 3,000,000 3,201,672
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/32 .......... 5,500,000 5,925,196
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/33 .......... 6,000,000 6,527,018
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/34 .......... 3,250,000 3,521,772
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/35 .......... 3,250,000 3,507,479
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/36 .......... 2,650,000 2,841,268
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/37 .......... 2,300,000 2,455,021
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/38 .......... 2,000,000 2,119,611
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 11/21/45 ......... 2,200,000 2,278,656
San Jose Water Co. , Revenue , 2016 , 4.75% , 11/01/46 ...................... 15,000,000 14,679,700
California Public School District Financing Authority , Southern Kern Unified School
District , Revenue , 1996 B , AG Insured , ETM, 5.9% , 9/01/26 .................. 220,000 220,000
e
California School Finance Authority ,
Alliance for College Ready Public Schools Obligated Group , Revenue , 144A, 2024 ,
Refunding , 4% , 7/01/34 ............................................ 400,000 397,349
Alliance for College Ready Public Schools Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5% , 7/01/49 ............................................ 1,000,000 972,556
Alliance for College Ready Public Schools Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5% , 7/01/59 ............................................ 3,000,000 2,824,366
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 2.125% , 8/01/31 . 500,000 451,043
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 4% , 8/01/36 .... 325,000 306,801
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 4% , 8/01/41 .... 525,000 460,717
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 4% , 8/01/51 .... 800,000 623,837
Aspire Public Schools Obligated Group , Revenue , 144A, 2022 A , 5% , 8/01/52 .... 2,935,000 2,658,963
Camino Nuevo Charter Academy Obligated Group , Revenue , 144A, 2023 A ,
Refunding , 5% , 6/01/43 ............................................ 1,000,000 960,010
Camino Nuevo Charter Academy Obligated Group , Revenue , 144A, 2023 A ,
Refunding , 5.25% , 6/01/53 ......................................... 1,550,000 1,466,433
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/42 ....................................................... 1,325,000 1,295,339
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/52 ....................................................... 2,265,000 2,068,546
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/61 ....................................................... 3,905,000 3,485,883
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 7/01/29 ............................................ 150,000 151,343
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2024 A , 5% ,
7/01/64 ........................................................ 500,000 436,098
Green Dot Public Schools Obligated Group , Revenue , 144A, 2022 A , Refunding ,
5.75% , 8/01/52 .................................................. 1,500,000 1,508,982
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2020 A , 4% , 7/01/40 800,000 732,921
STEM Preparatory Schools - Obligated Group , Revenue , 144A, 2023 A , 5.125% ,
6/01/53 ........................................................ 1,000,000 926,339
STEM Preparatory Schools - Obligated Group , Revenue , 144A, 2023 A , 5.375% ,
5/01/63 ........................................................ 1,000,000 939,766
Value Schools , Revenue , 144A, 2023 A , Refunding , 5% , 7/01/40 .............. 550,000 547,360
Value Schools , Revenue , 144A, 2023 A , Refunding , 5.25% , 7/01/48 ............ 725,000 718,618
California State Public Works Board ,
Revenue , 2025 A , 5% , 4/01/50 ........................................ 23,775,000 24,632,034
State of California , Revenue , 2019 C , 5% , 11/01/44 ........................ 5,000,000 5,145,972
State of California , Revenue , 2021 D , 4% , 11/01/35 ........................ 1,210,000 1,240,157
State of California , Revenue , 2025 C , 5% , 11/01/50 ........................ 13,750,000 14,272,687
California State University ,
Revenue , 2015 A , 5% , 11/01/47 ....................................... 120,000 120,086

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California State University, (continued)
d
Revenue , 2016 B-2 , Refunding , Mandatory Put , 0.55% , 11/01/26 .............. $ 12,000,000 $ 11,961,197
Revenue , 2017 A , Refunding , 5% , 11/01/42 .............................. 12,310,000 12,416,496
Revenue , 2017 A , Refunding , 5% , 11/01/47 .............................. 26,185,000 26,353,569
Revenue , 2018 A , Refunding , 5% , 11/01/39 .............................. 3,675,000 3,797,415
Revenue , 2018 A , Refunding , 5% , 11/01/43 .............................. 3,330,000 3,419,587
Revenue , 2018 A , Refunding , 5% , 11/01/48 .............................. 17,385,000 17,684,311
Revenue , 2019 A , 5% , 11/01/44 ....................................... 40,010,000 41,250,150
Revenue , 2019 A , 5% , 11/01/49 ....................................... 31,915,000 32,561,974
Revenue , 2019 A , 5% , 11/01/51 ....................................... 45,680,000 46,453,673
Revenue , 2025 A , Refunding , 4.625% , 11/01/56 ........................... 32,800,000 33,099,999
Revenue , 2025 A , Refunding , 5.25% , 11/01/56 ............................ 75,000,000 79,289,955
Revenue , 2026 A , Refunding , 5% , 11/01/57 .............................. 75,000,000 77,833,507
California Statewide Communities Development Authority ,
Revenue , 2024 B-1 , 5% , 9/02/44 ...................................... 2,500,000 2,513,543
Revenue , 2024 B-1 , 5% , 9/02/49 ...................................... 2,000,000 1,968,751
Revenue , 2024 B-1 , 5% , 9/02/54 ...................................... 2,500,000 2,428,043
e
Revenue , 144A, 2026 E-1 , I , 5.8% , 6/01/36 .............................. 41,100,000 39,937,515
Special Assessment , 2024 A , 5% , 9/02/54 ............................... 1,290,000 1,247,331
Special Assessment , 2025 C-1 , 5% , 9/02/50 .............................. 4,830,000 4,844,318
Special Assessment , 2025 C-1 , 5% , 9/02/55 .............................. 4,260,000 4,197,035
Special Assessment , 2026 A-1 , 4.75% , 9/02/56 ........................... 2,800,000 2,678,677
Special Assessment , 2026 A-2 , 5% , 9/02/56 .............................. 1,800,000 1,718,967
Special Tax , 2023 A , 5.25% , 9/01/51 ................................... 3,300,000 3,332,914
Special Tax , 2024 C-2 , 4.375% , 9/02/40 ................................. 1,000,000 953,334
Special Tax , 2024 C-2 , 4.5% , 9/02/45 ................................... 1,050,000 989,708
Special Tax , 2024 C-2 , 4.625% , 9/02/50 ................................. 2,135,000 2,004,298
Special Tax , 2024 C-2 , 4.75% , 9/02/55 .................................. 2,000,000 1,880,740
Special Tax , 2025 A , 5% , 9/02/55 ...................................... 10,075,000 9,926,087
Special Tax , 2025 B , 5% , 9/02/50 ...................................... 2,840,000 2,848,419
Special Tax , 2025 B , 5% , 9/02/55 ...................................... 2,000,000 1,970,439
Special Tax , 2025 C-2 , 5% , 9/02/51 .................................... 2,300,000 2,301,829
Special Tax , 2025 C-2 , 5% , 9/02/56 .................................... 3,180,000 3,130,753
899 Charleston , Revenue , 2024 , Refunding , California Mortgage Insured , 4.25% ,
11/01/44 ....................................................... 4,320,000 4,243,965
899 Charleston , Revenue , 2024 , Refunding , California Mortgage Insured , 5% ,
11/01/49 ....................................................... 2,500,000 2,537,761
Adventist Health System/West Obligated Group , Revenue , 2015 A , Refunding , 5% ,
3/01/35 ........................................................ 9,250,000 9,255,334
Adventist Health System/West Obligated Group , Revenue , 2018 A , Refunding , 5% ,
3/01/48 ........................................................ 67,585,000 67,646,881
Cedars-Sinai Medical Center Obligated Group , Revenue , 2018 , 5% , 7/01/48 ..... 7,980,000 8,063,792
Community Facilities District 2022-09 , Special Tax , 2026 , 5% , 9/01/56 .......... 1,300,000 1,268,171
Community Facilities District Improvement Area No. 4 , Special Tax , 2024 , 5% ,
9/01/45 ........................................................ 1,840,000 1,849,581
Community Facilities District Improvement Area No. 4 , Special Tax , 2024 , 5% ,
9/01/55 ........................................................ 2,400,000 2,315,250
Community Facilities District No. 20-02 Improvement Area No. 5 , Special Tax , 2026 ,
5% , 9/01/56 .................................................... 1,200,000 1,139,085
Community Facilities District No. 2020-02 Improvement Area No. 2 , Special Tax ,
2022 , 5.25% , 9/01/52 ............................................. 1,650,000 1,655,175
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/34 .................................................... 345,000 364,848
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/39 .................................................... 745,000 764,422
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 1,230,000 1,241,039

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/49 .................................................... $ 500,000 $ 497,543
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 750,000 725,195
Community Facilities District No. 2021-03 , Special Tax , 2024 , 5% , 9/01/44 ....... 875,000 880,315
Community Facilities District No. 2021-03 , Special Tax , 2024 , 5% , 9/01/49 ....... 820,000 811,564
Community Facilities District No. 2021-03 , Special Tax , 2024 , 5% , 9/01/54 ....... 850,000 821,887
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/43 ........ 1,000,000 1,011,531
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/53 ........ 1,850,000 1,827,791
Community Facilities District No. 2022-01 , Special Tax , 2023 , 5% , 9/01/43 ....... 1,030,000 1,040,657
Community Facilities District No. 2022-01 , Special Tax , 2023 , 5% , 9/01/48 ....... 1,120,000 1,121,439
Community Facilities District No. 2022-01 , Special Tax , 2023 , 5% , 9/01/53 ....... 1,000,000 969,433
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/38 ....... 1,675,000 1,717,478
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/43 ....... 380,000 382,138
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/53 ....... 1,250,000 1,211,792
Community Facilities District No. 2022-10 , Special Tax , 2023 , 5.5% , 9/01/53 ...... 1,770,000 1,809,966
Enloe Medical Center Obligated Group , Revenue , 2022 A , AG Insured , 5% , 8/15/42 600,000 607,167
Enloe Medical Center Obligated Group , Revenue , 2022 A , AG Insured , 5.125% ,
8/15/47 ........................................................ 880,000 884,534
Enloe Medical Center Obligated Group , Revenue , 2022 A , AG Insured , 5.25% ,
8/15/52 ........................................................ 11,215,000 11,226,898
Enloe Medical Center Obligated Group , Revenue , 2022 A , AG Insured , 5.375% ,
8/15/57 ........................................................ 17,930,000 18,023,433
Odd Fellows Home of California , Revenue , 2026 A , California Mortgage Insured , 5% ,
4/01/56 ........................................................ 2,750,000 2,733,053
Sequoia Living, Inc. , Revenue , 2025 A , Refunding , California Mortgage Insured , 5% ,
7/01/50 ........................................................ 23,000,000 23,126,047
Carlsbad Unified School District , GO , 2011 C , 6.625% , 8/01/35 ................. 33,000,000 40,600,887
Centinela Valley Union High School District , GO , 2004 A , Refunding , NATL Insured ,
5.5% , 8/01/33 .................................................... 12,475,000 13,455,537
Central Valley Energy Authority ,
d
Revenue , 2025 , Mandatory Put , 5% , 8/01/35 ............................. 50,000,000 52,800,460
Revenue , 2026 , 5% , 8/01/34 ......................................... 32,660,000 34,048,834
Cerritos Community College District ,
GO , 2026 B , 5% , 8/01/51 ............................................ 11,100,000 11,796,298
GO , 2026 B , 5% , 8/01/56 ............................................ 35,385,000 37,187,331
Chino Community Facilities District ,
Special Tax , 2026 , 5% , 9/01/56 ....................................... 1,160,000 1,128,150
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 4% , 9/01/29 ...................................... 285,000 287,948
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/34 ...................................... 650,000 689,256
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/39 ...................................... 830,000 858,144
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/44 ...................................... 795,000 800,876
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 675,000 669,866
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 740,000 724,045
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8 ,
Special Tax , 2021 , 4% , 9/01/41 ...................................... 1,710,000 1,568,545
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8 ,
Special Tax , 2021 , 4% , 9/01/46 ...................................... 1,000,000 892,395
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8 ,
Special Tax , 2021 , 4% , 9/01/51 ...................................... 1,250,000 1,049,336

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Chino Community Facilities District, (continued)
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5% , 9/01/37 ...................................... $ 2,740,000 $ 2,852,225
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5.25% , 9/01/42 ................................... 2,000,000 2,054,116
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5.375% , 9/01/47 ................................... 2,000,000 2,050,613
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5.375% , 9/01/52 ................................... 2,695,000 2,733,105
City of Chino Community Facilities District No. 2022-1 , Special Tax , 2025 , 5.25% ,
9/01/55 ........................................................ 2,000,000 2,013,097
Chino Valley Unified School District , GO , 2020 B , 3.375% , 8/01/50 .............. 20,500,000 16,082,305
e
City & County of San Francisco ,
District No. 2020-1 Development , Special Tax , 144A, 2023 A , 5.75% , 9/01/50 ..... 850,000 875,695
District No. 2020-1 Office , Special Tax , 144A, 2023 B , 5.75% , 9/01/53 .......... 1,835,000 1,885,769
City of Beaumont ,
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/38 ........ 500,000 518,743
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/43 ........ 625,000 635,178
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/48 ........ 745,000 746,830
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/53 ........ 950,000 926,336
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/39 ........ 400,000 408,985
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/44 ........ 650,000 657,372
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/49 ........ 1,000,000 999,134
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,500,000 1,474,212
Community Facilities District No. 93-1 Improvement Area No. 17D , Special Tax , 2024 ,
5% , 9/01/45 .................................................... 1,000,000 1,004,550
Community Facilities District No. 93-1 Improvement Area No. 17D , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 1,000,000 995,086
Community Facilities District No. 93-1 Improvement Area No. 17D , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 1,390,000 1,370,173
City of Corona ,
Community Facilities District No. 2018-1 Improvement Area No. 1 , Special Tax , 2020 ,
4% , 9/01/45 .................................................... 650,000 580,390
Community Facilities District No. 2018-1 Improvement Area No. 1 , Special Tax , 2020 ,
4% , 9/01/50 .................................................... 1,500,000 1,269,624
City of Desert Hot Springs , Community Facilities District 2025-1 Improvement Area No.
1 , Special Tax , 2026 , 5% , 9/01/56 ..................................... 1,300,000 1,245,242
City of Dixon , Community Facilities District No. 2019-1 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/54 ....................................... 1,000,000 966,926
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5.25% , 9/01/42 .................................................. 2,005,000 2,055,043
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5.5% , 9/01/47 ................................................... 2,630,000 2,713,477
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5.5% , 9/01/51 ................................................... 3,040,000 3,103,925
Community Facilities District No. 2015-1 Improvement Area No. 5 , Special Tax , 2023 ,
5.125% , 9/01/43 ................................................. 1,275,000 1,297,440
City of Fillmore ,
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/38 ........................................................ 1,000,000 1,026,565
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/43 ........................................................ 1,100,000 1,104,249
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/48 ........................................................ 2,375,000 2,353,717
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/53 ........................................................ 3,740,000 3,662,825

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Fontana ,
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/45 ........... $ 850,000 $ 753,169
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/50 ........... 900,000 767,314
Community Facilities District No. 88 , Special Tax , 2020 , 4% , 9/01/45 ........... 1,100,000 979,687
Community Facilities District No. 88 , Special Tax , 2020 , 4% , 9/01/51 ........... 1,545,000 1,298,895
Community Facilities District No. 89 , Special Tax , 2020 , 4% , 9/01/40 ........... 750,000 701,919
Community Facilities District No. 89 , Special Tax , 2020 , 4% , 9/01/51 ........... 1,500,000 1,274,183
Community Facilities District No. 90 , Special Tax , 2021 , 4% , 9/01/41 ........... 530,000 487,226
Community Facilities District No. 90 , Special Tax , 2021 , 4% , 9/01/46 ........... 475,000 426,703
Community Facilities District No. 90 , Special Tax , 2021 , 4% , 9/01/51 ........... 1,825,000 1,554,859
Community Facilities District No. 99 , Special Tax , 2023 , 5% , 9/01/45 ........... 600,000 605,555
Community Facilities District No. 99 , Special Tax , 2023 , 5% , 9/01/53 ........... 500,000 493,998
Community Facilities District No. 109 , Special Tax , 2024 , 5% , 9/01/44 .......... 1,000,000 1,005,417
Community Facilities District No. 109 , Special Tax , 2024 , 5% , 9/01/49 .......... 1,100,000 1,091,633
Community Facilities District No. 109 , Special Tax , 2024 , 5% , 9/01/54 .......... 1,400,000 1,371,849
Community Facilities District No. 112 , Special Tax , 2024 , 5% , 9/01/39 ........... 1,000,000 1,025,123
Community Facilities District No. 112 , Special Tax , 2024 , 5% , 9/01/44 ........... 2,300,000 2,309,440
Community Facilities District No. 112 , Special Tax , 2024 , 5% , 9/01/54 ........... 2,000,000 1,953,978
City of Laguna Beach ,
Underground Utility Assessment District No. 2014-2 , Special Assessment , 4.375% ,
9/02/39 ........................................................ 1,685,000 1,652,823
Underground Utility Assessment District No. 2014-2 , Special Assessment , 4.625% ,
9/02/44 ........................................................ 1,000,000 957,283
City of Lake Elsinore ,
Community Facilities District No. 2006-6 , Special Tax , 2022 , 4.75% , 9/01/52 ...... 1,000,000 925,713
Community Facilities District No. 2019-2 , Special Tax , 2024 , 5% , 9/01/49 ........ 1,000,000 981,727
Community Facilities District No. 2019-2 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,000,000 976,989
Community Facilities District No. 2022-1 , Special Tax , 2025 , 5% , 9/01/50 ........ 1,000,000 991,887
Community Facilities District No. 2022-1 , Special Tax , 2025 , 5% , 9/01/55 ........ 1,500,000 1,473,374
City of Lincoln ,
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2021 , Refunding ,
4% , 9/01/39 .................................................... 290,000 267,999
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2021 , Refunding ,
4% , 9/01/40 .................................................... 160,000 146,337
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2021 , Refunding ,
4% , 9/01/43 .................................................... 320,000 286,213
Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% , 9/01/42 ........ 2,015,000 2,017,400
Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% , 9/01/47 ........ 3,430,000 3,436,458
Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% , 9/01/52 ........ 2,090,000 2,037,026
Community Facilities District No. 2019-1 , Special Tax , 2025 , 5% , 9/01/55 ........ 1,400,000 1,352,587
City of Long Beach ,
Harbor , Revenue , 2017 C , Refunding , 5% , 5/15/47 ......................... 15,660,000 15,754,117
Harbor , Revenue , 2019 A , 5% , 5/15/44 .................................. 15,045,000 15,548,807
Harbor , Revenue , 2019 A , 5% , 5/15/49 .................................. 8,705,000 8,893,709
City of Los Angeles ,
Department of Airports , Revenue , 2018 C , 5% , 5/15/37 ..................... 9,550,000 9,689,716
Department of Airports , Revenue , 2018 C , 5% , 5/15/44 ..................... 39,405,000 39,609,315
Department of Airports , Revenue , 2019 A , Refunding , 5% , 5/15/49 ............. 10,000,000 10,032,780
Department of Airports , Revenue , 2019 C , 5% , 5/15/39 ..................... 2,305,000 2,393,376
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/35 ............. 10,005,000 10,601,161
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/36 ............. 6,000,000 6,335,789
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/37 ............. 5,000,000 5,260,549
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/38 ............. 15,925,000 16,693,515
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/40 ............. 22,485,000 23,392,020
Department of Airports , Revenue , 2021 D , 5% , 5/15/33 ..................... 4,735,000 5,069,396
Department of Airports , Revenue , 2021 D , 5% , 5/15/34 ..................... 2,500,000 2,661,629
Department of Airports , Revenue , 2021 D , Pre-Refunded , 5% , 5/15/34 .......... 140,000 151,975

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Los Angeles, (continued)
Department of Airports , Revenue, Senior Lien , 2020 B , Refunding , 4% , 5/15/39 ... $ 2,000,000 $ 2,008,095
Department of Airports , Revenue, Senior Lien , 2020 C , 5% , 5/15/37 ............ 6,595,000 6,832,822
Department of Airports , Revenue, Senior Lien , 2022 G , 4% , 5/15/42 ............ 16,575,000 15,458,549
Department of Airports , Revenue, Senior Lien , 2022 G , 4% , 5/15/47 ............ 11,325,000 10,111,779
Department of Airports , Revenue, Senior Lien , 2022 H , 5% , 5/15/42 ............ 1,415,000 1,448,946
Department of Airports , Revenue, Senior Lien , 2022 H , 5% , 5/15/47 ............ 25,000,000 25,291,157
Department of Airports , Revenue, Senior Lien , 2022 H , 5.25% , 5/15/47 ......... 24,000,000 24,608,952
Department of Airports , Revenue, Senior Lien , 2022 I , 5% , 5/15/42 ............. 2,360,000 2,482,601
Department of Airports , Revenue, Senior Lien , 2022 I , 4% , 5/15/48 ............. 2,000,000 1,849,693
Department of Airports , Revenue, Senior Lien , 2022 I , 5% , 5/15/48 ............. 6,265,000 6,461,884
Department of Airports , Revenue, Sub. Lien , 2016 B , 5% , 5/15/41 ............. 10,000,000 10,001,286
Department of Airports , Revenue, Sub. Lien , 2016 B , Refunding , 5% , 5/15/46 ..... 15,265,000 15,266,963
Department of Airports , Revenue, Sub. Lien , 2017 A , 5% , 5/15/42 ............. 3,680,000 3,695,523
Department of Airports , Revenue, Sub. Lien , 2017 A , 5% , 5/15/47 ............. 51,110,000 51,178,763
Department of Airports , Revenue, Sub. Lien , 2017 B , 5% , 5/15/42 ............. 4,000,000 4,033,526
Department of Airports , Revenue, Sub. Lien , 2018 A , 5% , 5/15/44 ............. 32,985,000 33,209,031
Department of Airports , Revenue, Sub. Lien , 2018 E , Refunding , 5% , 5/15/43 ..... 16,995,000 17,498,681
Department of Airports , Revenue, Sub. Lien , 2018 E , Refunding , 5% , 5/15/48 ..... 33,145,000 33,629,656
Department of Airports , Revenue, Sub. Lien , 2019 E , 5% , 5/15/44 ............. 23,485,000 24,025,909
Department of Airports , Revenue, Sub. Lien , 2019 E , 5% , 5/15/49 ............. 10,495,000 10,599,726
Department of Airports , Revenue, Sub. Lien , 2021 A , Refunding , 5% , 5/15/36 ..... 3,665,000 3,843,125
Department of Airports , Revenue, Sub. Lien , 2021 A , Refunding , 5% , 5/15/38 ..... 4,920,000 5,106,033
Department of Airports , Revenue, Sub. Lien , 2021 A , Refunding , 5% , 5/15/41 ..... 7,005,000 7,172,809
Department of Airports , Revenue, Sub. Lien , 2021 A , Refunding , 5% , 5/15/46 ..... 25,965,000 26,270,847
Department of Airports , Revenue, Sub. Lien , 2021 A , Refunding , 5% , 5/15/51 ..... 26,450,000 26,515,162
Department of Airports , Revenue, Sub. Lien , 2022 C , Refunding , 5% , 5/15/45 ..... 8,000,000 8,102,166
Wastewater System , Revenue , 2025 A , 5% , 6/01/55 ........................ 5,000,000 5,186,846
Wastewater System , Revenue, Sub. Lien , 2018 A , 5% , 6/01/43 ............... 10,000,000 10,194,942
City of Menifee ,
Community Facilities District No. 2019-1 Meadow Run , Special Tax , 2022 , 4% ,
9/01/37 ........................................................ 320,000 306,770
Community Facilities District No. 2019-1 Meadow Run , Special Tax , 2022 , 3% ,
9/01/43 ........................................................ 135,000 103,879
Community Facilities District No. 2019-1 Meadow Run , Special Tax , 2022 , 4% ,
9/01/51 ........................................................ 565,000 467,376
Community Facilities District No. 2022-1 , Special Tax , 2023 A , 5% , 9/01/38 ...... 500,000 520,272
Community Facilities District No. 2022-1 , Special Tax , 2023 A , 5% , 9/01/43 ...... 600,000 607,986
Community Facilities District No. 2022-1 , Special Tax , 2023 A , 5% , 9/01/48 ...... 700,000 702,541
Community Facilities District No. 2022-1 , Special Tax , 2023 A , 5% , 9/01/53 ...... 1,000,000 989,444
Community Facilities District No. 2022-1 , Special Tax , 2024 A , 5% , 9/01/54 ...... 1,000,000 990,153
Community Facilities District No. 2022-3 Improvement Area No. 1 , Special Tax , 2026
A , 5% , 9/01/56 .................................................. 2,650,000 2,569,396
Community Facilities District No. 2023-1 , Special Tax , 2024 , 5% , 9/01/44 ........ 1,500,000 1,511,086
Community Facilities District No. 2023-1 , Special Tax , 2024 , 5% , 9/01/49 ........ 2,100,000 2,098,140
Community Facilities District No. 2023-1 , Special Tax , 2024 , 5% , 9/01/55 ........ 4,365,000 4,281,052
Community Facilities District No. 2023-2 Improvement Area No. 1 , Special Tax , 2026
A , 5% , 9/01/56 .................................................. 1,920,000 1,861,600
Community Facilities District No. 2024-1 , Special Tax , 2026 A , 5% , 9/01/56 ...... 2,155,000 2,089,453
City of Mountain House , Community Facilities District No. 2024-1 Improvement Area
No. 8 , Special Tax , 2025 , 5.25% , 9/01/55 ................................ 1,000,000 994,376
City of Newport Beach , Assessment District No. 113 , 1915 Act, Special Assessment ,
2021 A , 2.25% , 9/02/41 ............................................. 1,290,000 840,852
City of Ontario ,
Community Facilities District No. 13 , Special Tax , 2021 , Refunding , 4% , 9/01/38 ... 400,000 373,405
Community Facilities District No. 45 , Special Tax , 2020 , 4% , 9/01/43 ........... 410,000 369,341
Community Facilities District No. 45 , Special Tax , 2020 , 4% , 9/01/51 ........... 1,565,000 1,313,769

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Ontario, (continued)
Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/42 ........... $ 750,000 $ 758,644
Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/47 ........... 800,000 803,153
Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/53 ........... 845,000 832,415
Community Facilities District No. 57 , Special Tax , 2022 , 4.25% , 9/01/37 ......... 415,000 409,256
Community Facilities District No. 57 , Special Tax , 2022 , 4.625% , 9/01/42 ........ 650,000 628,459
Community Facilities District No. 57 , Special Tax , 2022 , 4.75% , 9/01/47 ......... 840,000 808,310
Community Facilities District No. 57 , Special Tax , 2022 , 4.75% , 9/01/52 ......... 825,000 769,229
Community Facilities District No. 64 , Special Tax , 2024 , 5% , 9/01/49 ........... 2,225,000 2,187,289
Community Facilities District No. 66 , Special Tax , 2024 , 5% , 9/01/39 ........... 1,410,000 1,437,863
Community Facilities District No. 66 , Special Tax , 2024 , 5% , 9/01/44 ........... 1,795,000 1,809,449
Community Facilities District No. 66 , Special Tax , 2024 , 5% , 9/01/49 ........... 1,000,000 992,394
Community Facilities District No. 66 , Special Tax , 2024 , 5% , 9/01/54 ........... 1,000,000 979,892
Community Facilities District No. 71 , Special Tax , 2025 , 5% , 9/01/55 ........... 1,500,000 1,468,935
City of Orange , Community Facilities District No. 06-1 , Special Tax , 2015 , Refunding ,
AG Insured , 5% , 10/01/40 ........................................... 7,500,000 7,515,139
City of Pasadena , Electric , Revenue , 2016 A , Refunding , 4% , 6/01/46 ............ 22,625,000 21,111,501
City of Rancho Cordova ,
Arista Del Sol Community Facilities District No. 2022-1 Improvement Area No. 1 ,
Special Tax , 2023 , 5.125% , 9/01/43 ................................... 525,000 533,693
Arista Del Sol Community Facilities District No. 2022-1 Improvement Area No. 1 ,
Special Tax , 2023 , 5.375% , 9/01/53 ................................... 1,100,000 1,114,775
City Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 1,790,000 1,738,484
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/44 ...................................... 885,000 888,772
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 550,000 544,342
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/53 ...................................... 525,000 513,417
City of Rialto , Community Facilities District No. 2020-1 , Special Tax , 2025 , 5.125% ,
9/01/55 ......................................................... 1,000,000 987,632
City of Roseville ,
Amoruso Ranch Community Facilities District No. 1 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/50 ............................................ 1,190,000 1,151,443
Amoruso Ranch Community Facilities District No. 1 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/55 ............................................ 1,750,000 1,663,207
Creekview Community Facilities District No. 1 Improvement Area No. 2 , Special Tax ,
2024 , 5% , 9/01/54 ................................................ 2,165,000 2,090,310
Electric System , COP , 2004 , AG Insured , 5% , 2/01/34 ...................... 5,000 5,009
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/38 ........................................................ 1,165,000 1,197,354
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/43 ........................................................ 1,000,000 1,007,393
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/48 ........................................................ 1,000,000 1,003,043
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/53 ........................................................ 1,150,000 1,132,872
City of Sacramento ,
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/43 .................... 13,555,000 13,822,508
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/48 .................... 21,415,000 21,722,515
City of San Bernardino , Community Facilities District No. 2022-2 , Special Tax , 2026 ,
5% , 9/01/56 ...................................................... 1,360,000 1,302,715
City of San Francisco ,
Public Utilities Commission Water , Revenue , 2025 D , 5% , 11/01/55 ............ 75,000,000 77,455,867
Public Utilities Commission Water , Revenue, Sub. Lien , 2023 AB-A , 5.25% , 11/01/48 47,895,000 50,739,403
Public Utilities Commission Water , Revenue, Sub. Lien , 2023 AB-A , 5.25% , 11/01/52 40,170,000 42,149,887

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Santa Paula ,
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2022 ,
4% , 9/01/42 .................................................... $ 575,000 $ 512,956
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2022 ,
4% , 9/01/47 .................................................... 1,460,000 1,245,496
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2022 ,
4% , 9/01/52 .................................................... 3,530,000 2,891,318
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2023 ,
5% , 9/01/49 .................................................... 325,000 323,841
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 1,345,000 1,324,968
City of Upland , San Antonio Regional Hospital Obligated Group , COP , Refunding , 5% ,
1/01/47 ......................................................... 14,400,000 14,405,753
City of Vernon ,
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/34 .................. 1,350,000 1,453,143
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/39 .................. 425,000 442,649
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/40 .................. 365,000 378,062
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/41 .................. 420,000 434,263
City of Wildomar ,
Community Facilities District No. 2022-3 , Special Tax , 2024 , 5% , 9/01/42 ........ 800,000 804,885
Community Facilities District No. 2022-3 , Special Tax , 2024 , 5% , 9/01/47 ........ 1,000,000 999,524
Community Facilities District No. 2022-3 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,200,000 1,168,919
e
CMFA Special Finance Agency ,
Latitude33 , Revenue , 144A, 2021 A-1 , 3% , 12/01/56 ....................... 9,000,000 5,786,567
Solana at Grand , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 8/01/56 .......... 54,800,000 45,596,263
e
CMFA Special Finance Agency Enclave , Revenue, Senior Lien , 144A, 2022 A-1 , 4% ,
8/01/58 ......................................................... 26,500,000 19,658,002
e
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-1 , 3% , 8/01/56 .............................................. 94,250,000 63,492,587
e
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Senior Lien ,
144A, 2021 A-1 , 3% , 8/01/56 ......................................... 34,750,000 23,093,109
e
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ 27,500,000 18,929,958
Coachella Valley Unified School District ,
GO , 2016 F , BAM Insured , 5% , 8/01/46 ................................. 7,135,000 7,137,838
c
GO , C , AG Insured , 3.86%, 8/01/36 .................................... 8,000,000 5,493,367
c
GO , C , AG Insured , 4%, 8/01/37 ....................................... 8,000,000 5,212,347
c
GO , C , AG Insured , 4.43%, 8/01/40 .................................... 7,500,000 4,100,399
c
GO , C , AG Insured , 4.68%, 8/01/43 .................................... 10,000,000 4,612,303
c
Colton Joint Unified School District , GO , 2010 B , AG Insured , 4.67%, 8/01/42 ...... 16,365,000 7,908,386
Contra Costa Water District , Revenue , V , Refunding , 5% , 10/01/49 .............. 7,500,000 7,656,530
Corona Community Facilities District ,
City of Corona Community Facilities District No. 2018-1 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 1,600,000 1,579,264
City of Corona Community Facilities District No. 2018-1 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 1,600,000 1,553,953
c
Corona-Norco Unified School District , GO , 1998 C , NATL Insured , 5.699%, 9/01/26 .. 6,080,000 6,080,000
County of El Dorado ,
Community Facilities District No. 2014-1 , Special Tax , 2023 , 5% , 9/01/48 ........ 1,000,000 1,000,115
g
Community Facilities District No. 2024-1 , Special Tax , 2026 , 5% , 9/01/56 ........ 1,250,000 1,217,523
County of Los Angeles ,
Community Facilities District No. 2021-01 Improvement Area No. 2 , Special Tax ,
2024 , 5% , 9/01/44 ................................................ 1,400,000 1,414,041
Community Facilities District No. 2021-01 Improvement Area No. 2 , Special Tax ,
2024 , 5% , 9/01/49 ................................................ 1,400,000 1,387,472
Community Facilities District No. 2021-01 Improvement Area No. 2 , Special Tax ,
2024 , 5% , 9/01/54 ................................................ 1,750,000 1,709,731

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
County of Orange ,
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/37 ...... $ 1,300,000 $ 1,347,016
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/42 ...... 850,000 861,913
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/47 ...... 1,250,000 1,256,146
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/52 ...... 8,200,000 8,130,894
Community Facilities District No. 2025-1 Improvement Area No. 1 , Special Tax , 2026
A , 5% , 8/15/56 .................................................. 3,430,000 3,387,213
County of Placer ,
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 900,000 900,735
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 1,360,000 1,333,674
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 1,000,000 959,647
County of Riverside , Community Facilities District No. 07-2 , Special Tax , 2020 , AG
Insured , 4% , 9/01/45 ............................................... 2,730,000 2,584,790
County of Sacramento ,
Airport System , Revenue , 2025 D , AG Insured , 5.25% , 7/01/50 ............... 7,500,000 7,740,834
Community Facilities District No. 2014-2 , Special Tax , 2021 , 4% , 9/01/41 ........ 325,000 291,661
Community Facilities District No. 2014-2 , Special Tax , 2021 , 4% , 9/01/46 ........ 325,000 283,602
e
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim , Revenue, Senior Lien , 144A, 2021 A-1 , 3.35% ,
4/01/47 ........................................................ 9,600,000 8,103,448
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-1 , 3.6% , 5/01/47 ....... 14,030,000 11,615,187
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-2 , 3.25% , 5/01/57 ...... 12,500,000 8,407,776
Acacia on Santa Rosa Creek , Revenue, Senior Lien , 144A, 2021 A , 4% , 10/01/56 . 13,000,000 10,452,984
Cameo/Garrison Apartments , Revenue , 144A, 2021 A-1 , 2.8% , 3/01/47 ......... 20,700,000 17,730,624
Cameo/Garrison Apartments , Revenue , 144A, 2021 B , 4% , 3/01/57 ............ 7,000,000 5,104,002
Cameo/Garrison Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 3/01/57 . 7,430,000 5,045,330
Crescent (The) , Revenue, Senior Lien , 144A, 2022 A-1 , 3.25% , 7/01/43 ......... 6,530,000 4,922,262
Crescent (The) , Revenue, Senior Lien , 144A, 2022 A-2 , 4.3% , 7/01/59 .......... 18,250,000 14,226,105
Dublin , Revenue , 144A, 2021 B , 4% , 2/01/57 ............................. 16,110,000 11,894,200
Dublin , Revenue, Senior Lien , 144A, 2021 A-1 , 2.45% , 2/01/47 ............... 36,000,000 30,619,058
Dublin , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 2/01/57 .................. 45,500,000 31,127,051
Escondido Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/48 ........ 5,970,000 4,191,434
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-1 , 2.875% , 8/01/41 16,670,000 14,799,329
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-2 , 3.125% , 8/01/56 54,465,000 39,300,370
Monterey Station Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 7/01/43 . 8,000,000 6,160,114
Parallel-Anaheim , Revenue , 144A, 2021 A , 4% , 8/01/56 ..................... 17,440,000 14,890,909
Park Crossing Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 12/01/58 . 18,750,000 12,471,596
Pasadena Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 2.65% , 12/01/46 ..... 1,330,000 1,187,386
Pasadena Portfolio , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 12/01/56 ....... 39,820,000 27,222,943
Renaissance at City Center , Revenue , 144A, 2020 A , 5% , 7/01/51 ............. 18,625,000 17,361,065
Theo Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3.5% , 5/01/47 ........ 5,000,000 4,224,973
c
Towne at Glendale Apartments , Revenue , 144A, 2022 A , 1.199%, 9/01/62 ....... 53,000,000 35,010,576
Vineyard Garden Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 10/01/58 14,000,000 9,609,610
Waterscape Apartments , Revenue, Senior Lien , 144A, 2021 A , 3% , 9/01/56 ...... 5,000,000 3,337,318
Westgate Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/47 ...... 14,500,000 10,253,561
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 12/01/49 ... 30,000,000 21,067,734
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 4% , 12/01/58 ... 25,000,000 18,637,550
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
A , Refunding , 5% , 12/15/47 .......................................... 17,870,000 17,871,887
Day Creek Square Public Facilities ,
Community Facilities District No. 2018-1 , Special Tax , 2020 , 4% , 9/01/40 ........ 625,000 578,234
Community Facilities District No. 2018-1 , Special Tax , 2020 , 4% , 9/01/45 ........ 700,000 617,098
Delano Joint Union High School District , GO , 2003 A , Refunding , NATL Insured , 5.15% ,
2/01/32 ......................................................... 7,055,000 7,496,256

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Downey Unified School District , GO , B , 5% , 8/01/57 ......................... $ 10,375,000 $ 10,709,306
East Bay Municipal Utility District , Water System , Revenue , 2017 A , Refunding , 5% ,
6/01/45 ......................................................... 4,240,000 4,278,049
Eastern Municipal Water District ,
Community Facilities District No. 2013-63 Improvement Area B , Special Tax , 2024 ,
4% , 9/01/43 .................................................... 1,315,000 1,169,185
Community Facilities District No. 2013-63 Improvement Area B , Special Tax , 2024 ,
4.25% , 9/01/49 .................................................. 1,095,000 956,868
Community Facilities District No. 2017-77 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/45 .................................................... 1,175,000 1,177,267
Community Facilities District No. 2017-77 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 2,485,000 2,417,055
Community Facilities District No. 2017-79 , Special Tax , 2021 , 4% , 9/01/46 ....... 2,815,000 2,430,791
Community Facilities District No. 2017-79 , Special Tax , 2021 , 4% , 9/01/51 ....... 3,405,000 2,796,118
Community Facilities District No. 2019-83 , Special Tax , 2022 , 4% , 9/01/51 ....... 2,790,000 2,304,547
Community Facilities District No. 2019-86 , Special Tax , 2023 , 5% , 9/01/48 ....... 855,000 845,104
Community Facilities District No. 2019-86 , Special Tax , 2023 , 5% , 9/01/54 ....... 1,775,000 1,716,294
Community Facilities District No. 2022-95 , Special Tax , 2024 , 4% , 9/01/39 ....... 1,250,000 1,168,984
Community Facilities District No. 2022-95 , Special Tax , 2024 , 4% , 9/01/44 ....... 1,500,000 1,325,405
Community Facilities District No. 2022-95 , Special Tax , 2024 , 4.25% , 9/01/49 ..... 2,030,000 1,773,920
Community Facilities District No. 2022-95 , Special Tax , 2024 , 4.375% , 9/01/54 .... 1,280,000 1,107,206
Community Facilities District No. 2024-109 , Special Tax , 2026 , 5% , 9/01/51 ...... 1,650,000 1,633,987
Community Facilities District No. 2024-109 , Special Tax , 2026 , 5% , 9/01/56 ...... 1,780,000 1,733,770
Elk Grove Finance Authority , Community Facilities District No. 2005-1 Laguna Ridge ,
Special Tax , 2024 , 5% , 9/01/51 ....................................... 1,725,000 1,701,043
Elsinore Valley Municipal Water District , Community Facilities District No. 2022-2 (Echo
Ridge) , Special Tax , 2026 , 5% , 9/01/55 ................................. 1,250,000 1,170,539
c
Fairfax School District , GO , 2011 , AG Insured , 5.07%, 11/01/48 ................. 10,380,000 3,469,345
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , 2019-ML06 , ACA ,
2.493% , 7/25/35 ................................................... 966,712 836,707
Folsom Cordova Unified School District , School Facilities Improvement District No. 5 ,
GO , C , 4% , 10/01/43 ............................................... 5,000,000 4,663,463
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 18 , Special Tax , 2024 , 5% , 9/01/44 1,000,000 1,008,050
City of Folsom Community Facilities District No. 18 , Special Tax , 2024 , 5% , 9/01/49 1,250,000 1,243,857
City of Folsom Community Facilities District No. 18 , Special Tax , 2024 , 5% , 9/01/54 5,535,000 5,431,765
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/39 ............................................ 715,000 730,631
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/44 ............................................ 775,000 776,030
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/49 ............................................ 425,000 420,059
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/53 ............................................ 485,000 475,686
Community Facilities District No. 23 Improvement Area No. 7 , Special Tax , 2026 , 5% ,
9/01/46 ........................................................ 2,000,000 2,010,619
Foothill-Eastern Transportation Corridor Agency ,
Revenue , 2013 A , Refunding , AG Insured , 5.5% , 1/15/31 .................... 35,000,000 38,910,903
Revenue , 2013 A , Refunding , AG Insured , 5.625% , 1/15/32 .................. 37,260,000 41,462,164
Revenue , 2013 A , Refunding , 6.85% , 1/15/42 ............................. 99,150,000 114,736,321
c
Revenue , 2013 A , Refunding , AG Insured , 3.93%, 1/15/37 ................... 41,250,000 27,638,618
c
Revenue , 2013 A , Refunding , AG Insured , 4.07%, 1/15/38 ................... 77,650,000 49,297,368
c
Revenue , 2013 A , Refunding , AG Insured , 4.22%, 1/15/39 ................... 56,100,000 33,649,021
c
Revenue , 2013 A , Refunding , 4.67%, 1/15/42 ............................. 130,000,000 64,450,555
c
Revenue, Senior Lien , 1995 A , ETM, 2.38%, 1/01/27 ....................... 15,000,000 14,880,510
c
Revenue, Senior Lien , 1995 A , ETM, 2.43%, 1/01/28 ....................... 2,000,000 1,936,795
c
Revenue, Senior Lien , 1995 A , ETM, 2.53%, 1/01/29 ....................... 35,310,000 33,308,117

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Foothill-Eastern Transportation Corridor Agency, (continued)
Revenue, Senior Lien , 2021 A , Refunding , 4% , 1/15/46 ..................... $ 17,500,000 $ 15,960,366
c
Fowler Unified School District ,
GO , 2010 C , AG Insured , 4.48%, 8/01/41 ................................ 3,095,000 1,610,009
GO , 2010 C , AG Insured , 4.46%, 8/01/42 ................................ 3,005,000 1,499,634
Fremont Unified School District , GO , 2024 A , 4% , 8/01/45 ..................... 5,000,000 4,763,086
Fresno Unified School District ,
GO , 2020 B , 5% , 8/01/46 ............................................ 2,635,000 2,718,353
GO , 2020 B , 4% , 8/01/48 ............................................ 3,205,000 2,922,416
GO , 2020 B , 4% , 8/01/52 ............................................ 6,585,000 5,895,691
GO , 2020 B , 4% , 8/01/55 ............................................ 4,000,000 3,550,496
Fullerton Joint Union High School District , GO , 2026 B , 4.125% , 8/01/54 .......... 19,630,000 18,329,175
c
Glendale Community College District , GO , 2003 C , NATL Insured , 3.43%, 8/01/28 ... 4,530,000 4,246,345
Golden State Tobacco Securitization Corp. , Revenue , 2022 A-1 , Refunding , 5% ,
6/01/51 ......................................................... 21,350,000 20,786,597
Golden Valley Unified School District , Community Facilities District No. 2017-1
Improvement Area No. 3 , Special Tax , 2025 , 5% , 9/01/55 .................... 1,570,000 1,474,546
Golden Valley Unified School District Financing Authority ,
Community Facilities District No. 2017-1 , Revenue , 2021 A , 4% , 9/01/46 ........ 250,000 220,173
Community Facilities District No. 2017-1 , Revenue , 2021 A , 4% , 9/01/51 ........ 500,000 416,043
Community Facilities District No. 2017-1 , Revenue , 2021 A , 4% , 9/01/56 ........ 745,000 604,962
Grossmont-Cuyamaca Community College District , GO , 2018 B , 4% , 8/01/47 ...... 10,000,000 9,347,303
Hacienda La Puente Unified School District , GO , 2017 A , 4% , 8/01/47 ............ 655,000 623,415
Hartnell Community College District , GO , 2009 C , 6.125% , 8/01/33 .............. 20,000,000 23,111,392
c
Hawthorne School District , GO , 2008 C , AG Insured , 4.93%, 8/01/48 ............. 37,665,000 13,105,823
Hemet Unified School District ,
Community Facilities District No. 2021-1 Improvement Area No. 2 , Special Tax , 2025 ,
5% , 9/01/55 .................................................... 1,000,000 976,344
Community Facilities District No. 2021-5  Improvement Area No. 1 , Special Tax ,
2025 , 5% , 9/01/45 ................................................ 1,000,000 1,006,522
Community Facilities District No. 2021-5  Improvement Area No. 2 , Special Tax ,
2025 , 5% , 9/01/50 ................................................ 1,070,000 1,062,790
Community Facilities District No. 2021-5  Improvement Area No. 2 , Special Tax ,
2025 , 5% , 9/01/54 ................................................ 1,000,000 978,439
Community Facilities District No. 2021-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 1,000,000 1,005,417
Community Facilities District No. 2021-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 1,000,000 993,739
Community Facilities District No. 2021-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 1,700,000 1,663,347
Community Facilities District No. 2021-6 Improvement Area No. 2 , Special Tax , 2026 ,
5% , 9/01/51 .................................................... 1,840,000 1,819,572
Community Facilities District No. 2021-6 Improvement Area No. 2 , Special Tax , 2026 ,
5% , 9/01/56 .................................................... 1,500,000 1,458,814
Community Facilities District No. 2021-7 , Special Tax , 2023 , 5% , 9/01/48 ........ 1,500,000 1,496,420
Community Facilities District No. 2021-7 , Special Tax , 2023 , 5% , 9/01/53 ........ 1,000,000 980,796
Community Facilities District No. 2021-7 , Special Tax , 2024 , 5% , 9/01/49 ........ 1,000,000 993,739
Community Facilities District No. 2022-2 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,000,000 978,439
Community Facilities District No. 2023-1 , Special Tax , 2025 , 5% , 9/01/45 ........ 1,000,000 1,006,522
Community Facilities District No. 2023-1 , Special Tax , 2025 , 5% , 9/01/50 ........ 900,000 893,935
Community Facilities District No. 2023-1 , Special Tax , 2025 , 5% , 9/01/55 ........ 1,000,000 976,344
Community Facilities District No. 2023-2 , Special Tax , 2026 , 5% , 9/01/56 ........ 1,200,000 1,158,203
Community Facilities District No. 2023-3 , Special Tax , 2025 , 5.125% , 9/01/55 ..... 1,300,000 1,299,320
Hesperia Unified School District , Community Facilities District No. 2015-1 , Special Tax ,
2015-1 , 5% , 9/01/55 ................................................ 1,000,000 973,410
c
Huntington Beach City School District , GO , 2003 A , NATL Insured , 3.66%, 8/01/28 .. 5,790,000 5,404,129

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Independent Cities Finance Authority ,
Augusta Communities LLC , Revenue , 2022 A , Refunding , 5.25% , 5/15/56 ....... $ 4,000,000 $ 4,020,933
e
City of Compton Sales Tax , Revenue , 144A, 2021 , AG Insured , 4% , 6/01/36 ...... 700,000 689,316
e
City of Compton Sales Tax , Revenue , 144A, 2021 , AG Insured , 4% , 6/01/41 ...... 900,000 856,313
e
City of Compton Sales Tax , Revenue , 144A, 2021 , AG Insured , 4% , 6/01/46 ...... 925,000 854,294
e
City of Compton Sales Tax , Revenue , 144A, 2021 , AG Insured , 4% , 6/01/51 ...... 1,250,000 1,115,458
Millennium Housing LLC , Revenue , 2021 A , Refunding , 3% , 9/15/46 ........... 1,000,000 756,428
Millennium Housing LLC , Revenue , 2021 A , Refunding , 3% , 9/15/56 ........... 2,000,000 1,314,296
Millennium Housing LLC , Revenue , 2022 , Refunding , 4% , 9/15/42 ............. 2,000,000 1,806,412
Millennium Housing LLC , Revenue , 2022 , Refunding , 4.25% , 9/15/50 ........... 2,000,000 1,756,211
Millennium Housing LLC , Revenue , 2022 , Refunding , 5% , 9/15/50 ............. 2,000,000 1,983,716
Irvine Unified School District ,
Special Tax , 2020 A , 4% , 9/01/40 ...................................... 2,945,000 2,747,549
Special Tax , 2020 A , 4% , 9/01/44 ...................................... 6,215,000 5,552,933
Special Tax , 2020 A , BAM Insured , 4% , 9/01/50 ........................... 7,960,000 7,096,572
Community Facilities District No. 09-1 , Special Tax , 2017 D , 5% , 3/01/57 ........ 14,155,000 13,784,807
Jefferson Union High School District , GO , 2000 A , Refunding , NATL Insured , 6.45% ,
8/01/29 ......................................................... 1,975,000 2,064,947
Jurupa Community Services District ,
Community Facilities District No. 52 , Special Tax , 2021 A , 4% , 9/01/39 .......... 135,000 127,510
Community Facilities District No. 52 , Special Tax , 2021 A , 4% , 9/01/40 .......... 140,000 129,931
Community Facilities District No. 52 , Special Tax , 2021 A , 4% , 9/01/50 .......... 1,000,000 834,289
Community Facilities District No. 54 , Special Tax , 2021 A , 4% , 9/01/46 .......... 900,000 786,391
Community Facilities District No. 54 , Special Tax , 2021 A , 4% , 9/01/51 .......... 875,000 722,752
Community Facilities District No. 57 , Special Tax , 2025 A , 5% , 9/01/55 .......... 1,000,000 964,688
Community Facilities District No. 59 Improvement Area A , Special Tax , 2025 A , 5% ,
9/01/50 ........................................................ 3,980,000 3,904,333
Community Facilities District No. 59 Improvement Area A , Special Tax , 2025 A , 5% ,
9/01/55 ........................................................ 4,455,000 4,304,124
La Mirada Redevelopment Agency Successor Agency , Tax Allocation , 2010 A ,
Refunding , AG Insured , 5% , 8/15/28 .................................... 1,145,000 1,147,629
Lake Elsinore Unified School District ,
Community Facilities District No. 2006-3 Area B , Special Tax , 2022 , 5% , 9/01/47 .. 350,000 351,380
Community Facilities District No. 2006-3 Area B , Special Tax , 2022 , 5% , 9/01/52 .. 500,000 492,949
Community Facilities District No. 2017-2 , Special Tax , 2024 , 5% , 9/01/49 ........ 1,250,000 1,240,492
Community Facilities District No. 2017-2 , Special Tax , 2024 , 5% , 9/01/54 ........ 850,000 830,441
c
Lakeside Union School District , GO , 2010 B , 4.68%, 8/01/45 ................... 11,540,000 4,860,571
Lammersville Joint Unified School District , GO , 2016 A , 4% , 8/01/46 ............. 41,340,000 38,564,631
Lassen Municipal Utility District , COP , 2021 , 4% , 5/01/51 ...................... 3,000,000 2,445,477
Lawndale Redevelopment Agency ,
Tax Allocation , 2009 , AG Insured , 5.5% , 8/01/39 ........................... 9,445,000 9,466,086
Tax Allocation , 2009 , AG Insured , 5.5% , 8/01/44 ........................... 6,085,000 6,097,444
c
Lemon Grove School District , GO , 2010 B , AG Insured , 4.74%, 8/01/50 ........... 20,990,000 6,935,106
Lodi Unified School District , GO , 2017 , 4% , 8/01/41 .......................... 15,000,000 14,147,448
Long Beach Bond Finance Authority ,
Revenue , 2007 A , 5.5% , 11/15/28 ..................................... 8,000,000 8,391,641
Revenue , 2007 A , 5% , 11/15/29 ....................................... 17,465,000 18,331,142
Revenue , 2007 A , 5.5% , 11/15/30 ..................................... 5,000,000 5,389,129
Revenue , 2007 A , 5% , 11/15/35 ....................................... 69,855,000 75,059,037
Revenue , 2007 A , 5.5% , 11/15/37 ..................................... 35,000,000 38,584,423
Los Angeles County Metropolitan Transportation Authority ,
g
I-105 ExpressLanes Project Toll , Revenue, First Lien , 2026 A , 5.5% , 6/01/51 ..... 8,500,000 8,985,955
g
I-105 ExpressLanes Project Toll , Revenue, First Lien , 2026 A , 5% , 6/01/56 ....... 7,300,000 7,326,633
g
I-105 ExpressLanes Project Toll , Revenue, First Lien , 2026 A , 5.25% , 6/01/56 .... 7,250,000 7,437,759
Sales Tax , Revenue , 2017 A , 5% , 7/01/38 ............................... 10,455,000 10,595,808
Sales Tax , Revenue , 2017 A , 5% , 7/01/39 ............................... 7,860,000 7,957,065
Sales Tax , Revenue , 2017 A , 5% , 7/01/41 ............................... 12,350,000 12,484,293

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles County Metropolitan Transportation Authority, (continued)
Sales Tax , Revenue , 2017 A , 5% , 7/01/42 ............................... $ 26,910,000 $ 27,197,781
Sales Tax , Revenue , 2020 A , Refunding , 5% , 6/01/36 ....................... 5,375,000 5,726,975
Sales Tax , Revenue , 2020 A , Refunding , 5% , 6/01/37 ....................... 10,330,000 10,971,044
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/38 ...................... 3,875,000 4,151,918
Los Angeles County Sanitation Districts Financing Authority ,
g
Revenue , 2026 A , 5% , 10/01/56 ....................................... 5,000,000 5,175,469
Los Angeles County Sanitation District No. 20 , Revenue , 2016 A , Refunding , 4% ,
10/01/42 ....................................................... 16,430,000 16,454,911
Los Angeles Department of Water & Power ,
Power System , Revenue , 2017 A , 5% , 7/01/42 ............................ 22,375,000 22,421,101
Power System , Revenue , 2017 A , 5% , 7/01/47 ............................ 81,890,000 81,975,477
Power System , Revenue , 2017 C , 5% , 7/01/42 ............................ 5,500,000 5,529,214
Power System , Revenue , 2018 A , Refunding , 5% , 7/01/38 ................... 12,870,000 13,031,094
Power System , Revenue , 2018 D , Refunding , 5% , 7/01/39 ................... 4,305,000 4,371,927
Power System , Revenue , 2018 D , Refunding , 5% , 7/01/43 ................... 5,000,000 5,063,941
Power System , Revenue , 2019 A , 5.25% , 7/01/49 ......................... 12,555,000 12,719,943
Power System , Revenue , 2019 D , Refunding , 5% , 7/01/49 ................... 12,960,000 13,072,710
Power System , Revenue , 2020 B , Refunding , 5% , 7/01/40 ................... 9,020,000 9,250,713
Power System , Revenue , 2020 B , Refunding , 5% , 7/01/50 ................... 11,650,000 11,730,441
Power System , Revenue , 2021 B , Refunding , 5% , 7/01/48 ................... 3,245,000 3,280,272
Power System , Revenue , 2021 C , 5% , 7/01/51 ............................ 17,555,000 17,704,530
Power System , Revenue , 2022 A , 5% , 7/01/51 ............................ 8,500,000 8,572,401
Power System , Revenue , 2022 B , 5% , 7/01/40 ............................ 5,000,000 5,186,969
Power System , Revenue , 2022 C , Refunding , 5% , 7/01/42 ................... 5,500,000 5,658,510
Power System , Revenue , 2022 C , Refunding , 5% , 7/01/43 ................... 6,250,000 6,398,097
Power System , Revenue , 2024 B , Refunding , 5% , 7/01/39 ................... 6,000,000 6,312,386
Water System , Revenue , 2017 A , Refunding , 5% , 7/01/41 ................... 34,330,000 34,403,919
Water System , Revenue , 2017 A , Refunding , 5% , 7/01/44 ................... 36,615,000 36,675,803
Water System , Revenue , 2018 B , Refunding , 5% , 7/01/43 ................... 9,495,000 9,616,425
Water System , Revenue , 2018 B , Refunding , 5% , 7/01/48 ................... 10,000,000 10,071,023
Water System , Revenue , 2020 C , Refunding , 5% , 7/01/39 ................... 6,455,000 6,659,301
Water System , Revenue , 2022 C , Refunding , 5% , 7/01/41 ................... 2,970,000 3,077,814
Los Angeles Unified School District ,
GO , 2020 RYQ , 4% , 7/01/44 ......................................... 10,730,000 10,309,091
GO , 2023 QRR , 5.25% , 7/01/48 ....................................... 25,000,000 26,289,213
Manteca Unified School District ,
Community Facilities District No. 2018-5 , Special Tax , 2024 A , 5% , 9/01/44 ...... 5,755,000 5,750,073
Community Facilities District No. 2018-5 , Special Tax , 2024 A , 5% , 9/01/54 ...... 6,230,000 6,032,850
Marin Municipal Water District , Revenue , 2022 , Refunding , 4% , 6/15/52 .......... 27,295,000 24,416,374
Marina Redevelopment Agency Successor Agency ,
Tax Allocation , 2023 A , 5% , 9/01/43 .................................... 1,000,000 996,138
Tax Allocation , 2023 B , 5% , 9/01/43 .................................... 2,100,000 2,091,889
Menifee Union School District ,
Special Tax , 2023 , 5% , 9/01/48 ....................................... 500,000 500,058
Special Tax , 2023 , 5% , 9/01/54 ....................................... 1,230,000 1,203,480
Community Facilities District No. 2011-1 Improvement Area No. 5 , Special Tax , 2021 ,
4% , 9/01/45 .................................................... 875,000 778,300
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5% , 9/01/42 .................................................... 1,000,000 1,014,129
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5.125% , 9/01/47 ................................................. 2,000,000 2,024,878
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5.25% , 9/01/52 .................................................. 2,000,000 2,015,494
Community Facilities District No. 2019-2 , Special Tax , 2021 , 4% , 9/01/35 ........ 200,000 199,412
Community Facilities District No. 2019-2 , Special Tax , 2021 , 4% , 9/01/44 ........ 565,000 508,574
Community Facilities District No. 2019-2 , Special Tax , 2021 , 4% , 9/01/51 ........ 675,000 569,998

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Metropolitan Water District of Southern California , Revenue , 2020 A , 5% , 10/01/45 .. $ 15,665,000 $ 16,184,528
Middle Fork Project Finance Authority ,
Revenue , 2020 , Refunding , 5% , 4/01/30 ................................. 2,505,000 2,638,097
Revenue , 2020 , Refunding , 5% , 4/01/32 ................................. 4,095,000 4,282,784
Revenue , 2020 , Refunding , 5% , 4/01/34 ................................. 1,150,000 1,195,917
Revenue , 2020 , Refunding , 5% , 4/01/35 ................................. 1,200,000 1,243,114
Revenue , 2020 , Refunding , 5% , 4/01/36 ................................. 4,980,000 5,138,342
Midpeninsula Regional Open Space District , Field Employees Corp. , GO , 2018 , 4% ,
9/01/48 ......................................................... 11,220,000 10,624,653
c
Modesto High School District , GO , 2002 A , NATL Insured , 2.67%, 5/01/27 ......... 12,770,000 12,546,935
Monterey Peninsula Unified School District , GO , 2016 C , Refunding , 5% , 8/01/41 ... 11,190,000 11,201,162
c
Moorpark Unified School District , GO , 2009 A , AG Insured , 3.29%, 8/01/32 ........ 5,870,000 4,847,612
Moreno Valley Unified School District ,
c
GO , 2004 A , AG Insured , ETM, 2.41%, 8/01/27 ........................... 6,315,000 6,178,194
c
GO , 2004 A , AG Insured , ETM, 2.46%, 8/01/28 ........................... 6,625,000 6,323,793
GO , 2018 B , AG Insured , 5% , 8/01/47 .................................. 6,075,000 6,152,962
Community Facilities District No. 2022-1 , Special Tax , 2025 , 5.125% , 9/01/55 ..... 1,500,000 1,461,742
Community Facilities District No. 2023-1 , Special Tax , 2025 , 5% , 9/01/50 ........ 1,205,000 1,182,091
Community Facilities District No. 2023-1 , Special Tax , 2025 , 5% , 9/01/55 ........ 1,650,000 1,598,907
g
Community Facilities District No. 2023-3 , Special Tax , 2026 , 5% , 9/01/56 ........ 1,655,000 1,609,550
Mount San Jacinto Community College District , GO , 2014 B , 4% , 8/01/43 ......... 7,200,000 6,660,480
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 .................... 25,000,000 29,324,320
c
Mt. San Antonio Community College District , GO , 2013 A , 5.904%, 8/01/43 ........ 55,000,000 56,855,414
Municipal Water District of Orange County Water Facilities Corp. ,
COP , 2003 B , NATL Insured , ETM, 5% , 8/15/28 ........................... 9,375,000 9,676,973
COP , 2003 B , NATL Insured , ETM, 5% , 8/15/34 ........................... 3,305,000 3,591,541
COP , 2003 B , Pre-Refunded , NATL Insured , 5% , 8/15/34 .................... 4,140,000 4,618,927
Murrieta Valley Unified School District ,
Community Facilities District No. 2018-1 , Special Tax , 2021 , 4% , 9/01/44 ........ 500,000 441,802
Community Facilities District No. 2018-1 , Special Tax , 2021 , 4% , 9/01/51 ........ 1,000,000 826,002
Newport Mesa Unified School District , GO , 2011 , 6.3% , 8/01/42 ................ 20,000,000 22,187,564
Norman Y Mineta San Jose International Airport SJC ,
Revenue , 2017 A , Refunding , 5% , 3/01/36 ............................... 4,590,000 4,623,019
Revenue , 2017 A , Refunding , 5% , 3/01/37 ............................... 4,475,000 4,504,525
Revenue , 2017 A , Refunding , 5% , 3/01/41 ............................... 12,685,000 12,729,780
Revenue , 2017 B , Refunding , 5% , 3/01/47 ............................... 10,000,000 10,034,591
Revenue , 2021 A , Refunding , 5% , 3/01/32 ............................... 1,800,000 1,910,487
Oceanside Unified School District ,
c
GO , 2010 B , AG Insured , 4.07%, 8/01/38 ................................ 10,590,000 6,583,408
c
GO , 2010 B , AG Insured , 4.22%, 8/01/39 ................................ 7,860,000 4,610,476
GO , 2022 , Refunding , 5% , 8/01/39 ..................................... 1,005,000 1,066,491
GO , G , 5% , 8/01/40 ................................................ 1,020,000 1,076,842
GO , G , 5% , 8/01/43 ................................................ 1,000,000 1,042,656
Orange County Community Facilities District ,
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.5% , 8/15/48 ..... 1,550,000 1,592,450
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.5% , 8/15/53 ..... 1,200,000 1,230,447
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.75% , 8/15/53 .... 1,085,000 1,128,265
Palomar Community College District , GO , 2010 B , 6.2% , 8/01/39 ............... 69,410,000 83,482,891
Palomar Health ,
Obligated Group , GO , 2009 A , AG Insured , 7% , 8/01/38 ..................... 36,000,000 38,838,488
Obligated Group , GO , 2010 A , 6.75% , 8/01/40 ............................ 60,000,000 65,317,134
Palomar Health Obligated Group , Revenue , 2017 , Refunding , AG Insured , 5% ,
11/01/47 ....................................................... 35,000,000 33,272,355
Panoche Financing Authority ,
Panoche Water District , Revenue , 2021 A , 4% , 9/01/43 ..................... 1,120,000 1,023,476
Panoche Water District , Revenue , 2021 A , 4% , 9/01/51 ..................... 6,070,000 5,118,109
Panoche Water District , Revenue , 2021 B , 2.006% , 9/01/27 .................. 395,000 383,221

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Panoche Financing Authority, (continued)
Panoche Water District , Revenue , 2021 B , 2.456% , 9/01/29 .................. $ 415,000 $ 380,737
Panoche Water District , Revenue , 2021 B , 2.756% , 9/01/31 .................. 435,000 380,583
Panoche Water District , Revenue , 2021 B , 3.106% , 9/01/35 .................. 880,000 722,978
Panoche Water District , Revenue , 2021 B , 3.571% , 9/01/40 .................. 1,155,000 869,923
g
Peralta Community College District , GO , 2026 D-1 , 5% , 8/01/54 ................ 25,000,000 25,674,085
Perris Community Facilities District ,
Community Facilities District No. 2022-3 Improvement Area No. 1 , Special Tax , 2025 ,
5% , 9/01/50 .................................................... 1,560,000 1,509,455
Community Facilities District No. 2022-3 Improvement Area No. 1 , Special Tax , 2025 ,
5% , 9/01/56 .................................................... 1,420,000 1,347,917
Perris Joint Powers Authority ,
Special Tax , 2025 , 5% , 9/01/50 ....................................... 2,820,000 2,751,197
Special Tax , 2025 , 5% , 9/01/54 ....................................... 3,310,000 3,205,254
Community Facilities District No. 2007-2 , Special Tax , 2021 , 4% , 9/01/43 ........ 1,445,000 1,278,683
Community Facilities District No. 2007-2 , Special Tax , 2021 , 4% , 9/01/48 ........ 1,250,000 1,063,823
Community Facilities District No. 2018-1 Improvement Area No. 1 , Special Tax , 2020 ,
4% , 9/01/50 .................................................... 1,125,000 921,831
Perris Union High School District , GO , 2019 A , AG Insured , 4% , 9/01/43 .......... 5,540,000 5,261,309
Pittsburg Unified School District , GO , 2016 , Refunding , 4% , 8/01/44 ............. 11,000,000 10,598,605
c
Placentia-Yorba Linda Unified School District ,
GO , 2008 D , 4.43%, 8/01/43 ......................................... 27,955,000 13,436,051
GO , 2008 D , 4.69%, 8/01/46 ......................................... 89,200,000 35,820,133
GO , 2008 D , 4.74%, 8/01/49 ......................................... 85,000,000 29,437,761
Port of Oakland , Revenue , 2021 H , Refunding , 5% , 11/01/29 ................... 2,000,000 2,110,046
Poway Redevelopment Agency Successor Agency ,
Tax Allocation , 2015 A , Refunding , 5% , 12/15/31 .......................... 10,180,000 11,104,184
Tax Allocation , 2015 A , Refunding , 5% , 12/15/32 .......................... 11,215,000 12,359,923
Tax Allocation , 2015 A , Refunding , 5% , 6/15/33 ........................... 5,835,000 6,482,634
Poway Unified School District ,
Community Facilities District No. 16 Area A , Special Tax , 2020 , AG Insured , 4% ,
9/01/50 ........................................................ 7,500,000 6,740,551
c
School Facilities Improvement District No. 2007-1 , GO , B , 4.74%, 8/01/46 ....... 45,000,000 17,875,174
Rancho Mirage Community Facilities District ,
City of Rancho Mirage Community Facilities District No. 4C , Special Tax , 2022 , 5% ,
9/01/42 ........................................................ 300,000 300,250
City of Rancho Mirage Community Facilities District No. 4C , Special Tax , 2022 , 5% ,
9/01/47 ........................................................ 500,000 501,557
City of Rancho Mirage Community Facilities District No. 4C , Special Tax , 2022 , 5% ,
9/01/53 ........................................................ 1,000,000 985,106
Regents of the University of California ,
Medical Center , Revenue , 2022 P , 5% , 5/15/47 ........................... 106,410,000 110,419,774
Medical Center , Revenue , 2022 P , 4% , 5/15/53 ........................... 84,305,000 76,589,541
Rialto Unified School District , GO , 2011 A , AG Insured , 7.35% , 8/01/41 ........... 27,000,000 34,092,892
c
Rio Hondo Community College District , GO , 2010 C , 3.77%, 8/01/35 ............. 10,000,000 7,187,005
River Islands Public Financing Authority ,
Community Facilities District No 2003-1 Improvement Area No. 1 , Special Tax , 2022
A-1 , Refunding , AG Insured , 5% , 9/01/42 .............................. 4,000,000 4,196,947
Community Facilities District No 2003-1 Improvement Area No. 1 , Special Tax , 2022
A-1 , Refunding , AG Insured , 4.25% , 9/01/47 ............................ 6,000,000 5,685,469
Community Facilities District No 2003-1 Improvement Area No. 1 , Special Tax , 2022
A-1 , Refunding , AG Insured , 5.25% , 9/01/52 ............................ 11,000,000 11,372,047
Riverside Unified School District ,
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/39 ........................................................ 375,000 381,852
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 700,000 705,456

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Riverside Unified School District, (continued)
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/49 ........................................................ $ 1,050,000 $ 1,043,425
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 1,270,000 1,246,313
Community Facilities District No. 19 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 480,000 483,741
Community Facilities District No. 19 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/49 ........................................................ 730,000 725,429
Community Facilities District No. 19 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 775,000 760,545
Community Facilities District No. 21 Improvement Area No. 1 , Special Tax , 2025 , 5% ,
9/01/50 ........................................................ 1,160,000 1,141,089
Community Facilities District No. 21 Improvement Area No. 1 , Special Tax , 2025 , 5% ,
9/01/55 ........................................................ 1,480,000 1,440,647
Community Facilities District No. 29 Improvement Area No. 1 , Special Tax , 2025 , 5% ,
9/01/45 ........................................................ 700,000 704,565
Community Facilities District No. 29 Improvement Area No. 1 , Special Tax , 2025 , 5% ,
9/01/50 ........................................................ 1,000,000 986,417
Community Facilities District No. 29 Improvement Area No. 1 , Special Tax , 2025 , 5% ,
9/01/55 ........................................................ 1,400,000 1,366,881
Community Facilities District No. 37 , Special Tax , 2023 A , 5% , 9/01/47 .......... 1,150,000 1,154,533
Community Facilities District No. 37 , Special Tax , 2023 A , 5% , 9/01/52 .......... 2,135,000 2,104,893
Community Facilities District No. 38 , Special Tax , 2025 , 5% , 9/01/50 ........... 2,200,000 2,167,123
Community Facilities District No. 38 , Special Tax , 2025 , 5% , 9/01/55 ........... 4,250,000 4,130,781
Community Facilities District No. 40 , Special Tax , 2025 A , 5% , 9/01/50 .......... 2,500,000 2,466,042
Community Facilities District No. 40 , Special Tax , 2025 A , 5% , 9/01/55 .......... 2,510,000 2,450,622
Community Facilities District No. 41 Improvement Area No. 1 , Special Tax , 2025 , 5% ,
9/01/50 ........................................................ 2,210,000 2,176,973
Community Facilities District No. 41 Improvement Area No. 1 , Special Tax , 2025 , 5% ,
9/01/55 ........................................................ 3,210,000 3,119,954
e
RMA Capital Series Trust , Revenue , 144A, 2022-1 , A , 5.67% , 8/01/58 ............ 15,491,000 15,064,403
c
Rocklin Unified School District ,
GO , 2003 , NATL Insured , 2.7%, 8/01/27 ................................. 9,080,000 8,860,225
GO , 2003 , NATL Insured , 2.8%, 8/01/28 ................................. 16,615,000 15,759,077
Rohnert Park Community Development Commission Successor Agency , Tax Allocation ,
2007 R , NATL Insured , ETM, 5% , 8/01/37 ............................... 1,380,000 1,449,242
Romoland School District ,
Community Facilities District No. 2016-1 , Special Tax , 2023 , 5% , 9/01/43 ........ 750,000 760,874
Community Facilities District No. 2016-1 , Special Tax , 2023 , 5% , 9/01/48 ........ 1,000,000 1,005,393
Community Facilities District No. 2016-1 , Special Tax , 2023 , 5% , 9/01/53 ........ 1,500,000 1,481,993
Community Facilities District No. 2016-2 , Special Tax , 2022 , 4.5% , 9/01/42 ....... 360,000 344,666
Community Facilities District No. 2016-2 , Special Tax , 2022 , 4.625% , 9/01/47 ..... 750,000 714,315
Community Facilities District No. 2016-2 , Special Tax , 2022 , 4.75% , 9/01/52 ...... 1,000,000 936,444
Community Facilities District No. 2017-1 Improvement Area No. 1 , Special Tax , 2022 ,
5% , 9/01/42 .................................................... 750,000 759,815
Community Facilities District No. 2017-1 Improvement Area No. 1 , Special Tax , 2022 ,
5.125% , 9/01/47 ................................................. 1,200,000 1,215,549
Community Facilities District No. 2017-1 Improvement Area No. 1 , Special Tax , 2022 ,
5.25% , 9/01/53 .................................................. 2,500,000 2,522,746
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/46 .................................................... 370,000 370,731
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/54 .................................................... 1,600,000 1,565,503
Community Facilities District No. 2020-1 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,000,000 987,205
Community Facilities District No. 2021-1 Improvement Area No. 1 , Special Tax , 2026 ,
5% , 9/01/56 .................................................... 600,000 589,804

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Romoland School District, (continued)
Community Facilities District No. 2022-2 , Special Tax , 2024 , 5% , 9/01/54 ........ $ 1,500,000 $ 1,485,229
Community Facilities District No. 2023-1 Improvement Area No. 1 , Special Tax , 2025 ,
5% , 9/01/55 .................................................... 1,000,000 985,222
Community Facilities District No. 91-1 , Special Tax , 2022 , 3.75% , 9/01/42 ........ 1,695,000 1,432,728
Community Facilities District No. 91-1 , Special Tax , 2022 , 4% , 9/01/46 .......... 5,085,000 4,478,323
Sacramento Area Flood Control Agency ,
Consolidated Capital Assessment District No. 2 , Special Assessment , 2016 A ,
Refunding , 5% , 10/01/41 ........................................... 13,740,000 13,768,321
Consolidated Capital Assessment District No. 2 , Special Assessment , 2016 A ,
Refunding , 5% , 10/01/43 ........................................... 20,000,000 20,041,224
Sacramento City Unified School District , GO , 2017 E , 4% , 5/01/47 ............... 20,000,000 16,918,318
e
Sacramento Housing Authority , Revenue , 144A, 2026 B-1 , IA , 5.8% , 7/01/38 ....... 48,440,000 46,239,986
c
San Bernardino Community College District , GO , 2009 B , 4.63%, 8/01/48 ......... 66,390,000 24,612,592
San Carlos School District , GO , 2026 , 4.5% , 10/01/55 ........................ 7,500,000 7,417,948
San Diego Community College District ,
GO , 2009 B , Pre-Refunded , 6% , 8/01/33 ................................ 26,880,000 27,770,529
GO , 2024 A-1 , 4% , 8/01/50 .......................................... 10,000,000 9,346,797
San Diego County Regional Airport Authority ,
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 4,000,000 4,126,790
Revenue , 2019 A , Refunding , 5% , 7/01/49 ............................... 5,000,000 5,103,332
Revenue , 2019 B , Refunding , 4% , 7/01/44 ............................... 5,000,000 4,570,501
Revenue , 2021 A , 5% , 7/01/56 ........................................ 10,000,000 10,218,184
Revenue , 2021 B , 5% , 7/01/33 ........................................ 4,000,000 4,269,553
Revenue , 2021 B , 4% , 7/01/36 ........................................ 3,610,000 3,591,393
Revenue, Sub. Lien , 2017 A , Refunding , 5% , 7/01/47 ....................... 5,000,000 5,031,999
Special Facilities , Revenue , 2014 A , 5% , 7/01/44 .......................... 5,645,000 5,648,880
San Diego Public Facilities Financing Authority ,
Revenue , 2026 A , 5% , 5/15/56 ........................................ 13,000,000 13,504,334
City of San Diego Sewer Utility , Revenue , 2026 A , Refunding , 5% , 5/15/51 ....... 9,000,000 9,459,359
San Diego Unified School District ,
c
GO , 2010 C , 6.055%, 7/01/48 ........................................ 29,840,000 28,844,027
c
GO , 2012 E , 5.112%, 7/01/47 ......................................... 74,270,000 60,606,467
GO , 2019 L , 4% , 7/01/49 ............................................ 30,000 27,763
GO , 2023 ZR-4B , Refunding , 5% , 7/01/40 ............................... 62,225,000 67,191,843
GO , 2023 ZR-4B , Refunding , 5% , 7/01/45 ............................... 31,605,000 33,437,031
GO , 2025 C-3 , 5% , 7/01/50 .......................................... 40,000,000 41,831,688
GO , 2025 I-3 , 5% , 7/01/55 ........................................... 10,000,000 10,391,482
c
GO , R-2 , Refunding , 6.376%, 7/01/40 .................................. 79,760,000 82,968,410
San Francisco Bay Area Rapid Transit District ,
GO , 2017 A-1 , 5% , 8/01/47 .......................................... 11,480,000 11,579,527
GO , 2022 D-1 , 3% , 8/01/41 .......................................... 23,605,000 20,125,689
GO , 2022 D-1 , 3% , 8/01/42 .......................................... 20,000,000 16,923,882
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , 5% , 5/01/44 ........................................ 30,720,000 31,063,668
Revenue , 2019 A , 5% , 5/01/49 ........................................ 8,000,000 7,949,744
Revenue, Second Series , 2017 A , 5% , 5/01/42 ............................ 48,155,000 48,334,594
Revenue, Second Series , 2017 A , 5% , 5/01/47 ............................ 28,625,000 28,642,865
Revenue, Second Series , 2017 B , 5% , 5/01/47 ............................ 200,000 200,934
Revenue, Second Series , 2018 D , 5% , 5/01/43 ........................... 106,295,000 107,193,745
Revenue, Second Series , 2018 D , 5% , 5/01/48 ........................... 33,675,000 33,689,716
Revenue, Second Series , 2018 D , Pre-Refunded , 5% , 5/01/48 ................ 25,000 25,583
Revenue, Second Series , 2018 D , 5.25% , 5/01/48 ......................... 50,145,000 50,604,383
Revenue, Second Series , 2018 E , 5% , 5/01/48 ............................ 46,990,000 47,474,631
Revenue, Second Series , 2019 B , 5% , 5/01/49 ............................ 15,955,000 16,193,921
Revenue, Second Series , 2019 E , 5% , 5/01/45 ............................ 33,570,000 33,867,336
Revenue, Second Series , 2019 E , 5% , 5/01/50 ............................ 5,000,000 4,966,206

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Francisco City & County Airport Comm-San Francisco International Airport,
(continued)
Revenue, Second Series , 2021 A , Refunding , 5% , 5/01/31 ................... $ 1,405,000 $ 1,512,795
Revenue, Second Series , 2021 A , Refunding , 5% , 5/01/34 ................... 5,000,000 5,306,766
San Francisco City & County Redevelopment Agency Successor Agency , Tax
Allocation, Third Lien , 2017 B , AG Insured , 5% , 8/01/46 ..................... 10,000,000 10,069,044
San Francisco Unified School District , GO , 2022 C , 5% , 6/15/35 ................ 6,640,000 7,079,097
c
San Gabriel Unified School District , GO , 2002 A , AG Insured , 2.65%, 2/01/27 ...... 1,850,000 1,829,563
San Jacinto Unified School District ,
Community Facilities District No. 2003-1 , Special Tax , 2022 , 4% , 9/01/50 ........ 875,000 719,599
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2023 ,
5.25% , 9/01/54 .................................................. 1,000,000 1,003,706
Community Facilities District No. 2024-2 Improvement Area No. 1 , Special Tax , 2026
A , 5% , 9/01/56 .................................................. 720,000 693,867
San Joaquin Delta Community College District ,
GO , B , 5% , 8/01/51 ................................................ 8,750,000 9,125,800
GO , B , 5% , 8/01/55 ................................................ 12,000,000 12,428,495
San Joaquin Hills Transportation Corridor Agency ,
Revenue , 1997 A , Refunding , 5.9% , 1/15/38 .............................. 106,465,000 128,637,965
Revenue , 1997 A , Refunding , 5.95% , 1/15/40 ............................. 142,645,000 170,502,085
Revenue , 1997 A , Refunding , 6% , 1/15/43 ............................... 161,250,000 196,993,288
Revenue , 1997 A , Refunding , 6% , 1/15/45 ............................... 143,336,000 178,866,142
Revenue , 1997 A , Refunding , 6% , 1/15/46 ............................... 143,336,000 180,017,775
c
Revenue, Senior Lien , 1993 , ETM, 2.43%, 1/01/28 ......................... 33,545,000 32,484,887
c
Revenue, Senior Lien , 1993 , ETM, 2.53%, 1/01/29 ......................... 37,050,000 34,949,469
Revenue, Senior Lien , 2021 A , Refunding , AG Insured , 4% , 1/15/44 ............ 130,746,000 123,715,330
Revenue, Senior Lien , 2021 A , Refunding , AG Insured , 4% , 1/15/50 ............ 191,775,000 171,375,548
d
San Joaquin Valley Clean Energy Authority , Revenue , 2025 A , Mandatory Put , 5.5% ,
7/01/35 ......................................................... 21,250,000 22,942,033
c
San Jose Unified School District ,
COP , 2002 , AG Insured , ETM, 2.73%, 1/01/27 ............................ 7,105,000 7,040,254
COP , 2002 , AG Insured , ETM, 2.88%, 1/01/29 ............................ 7,105,000 6,648,395
c
San Juan Unified School District ,
GO , 2003 B , NATL Insured , 2.7%, 8/01/27 ............................... 18,605,000 18,154,679
GO , 2003 B , NATL Insured , 2.8%, 8/01/28 ............................... 19,470,000 18,467,001
San Luis Obispo County Financing Authority , Revenue , 2015 A , Refunding , BAM
Insured , 5% , 9/01/37 ............................................... 10,000,000 10,004,766
San Rafael City High School District , GO , 2018 B , 4% , 8/01/47 ................. 17,060,000 15,669,124
Sanger Unified School District , GO , A , BAM Insured , 4% , 8/01/41 ............... 10,000,000 9,656,203
g
Santa Clara Valley Water District , Revenue , 2026 A , Refunding , 5% , 6/01/56 ....... 35,035,000 36,282,614
c
School Facilities Financing Authority , Twin Rivers Unified School District , Revenue , A ,
AG Insured , 4.51%, 8/01/42 .......................................... 49,000,000 24,271,312
Semitropic Improvement District of the Semitropic Water Storage District , Revenue,
Second Lien , 2015 A , Refunding , AG Insured , 5% , 12/01/45 .................. 10,000,000 10,008,444
Southern California Public Power Authority ,
Revenue , 2007 A , 5.25% , 11/01/27 ..................................... 9,855,000 10,057,083
Revenue , 2007 A , 5% , 11/01/33 ....................................... 17,500,000 18,276,484
Revenue , 2026 A , 5% , 11/01/33 ....................................... 31,555,000 33,213,827
Apex Power Project , Revenue , 2024 A , Refunding , 5% , 7/01/31 ............... 10,000,000 10,836,600
d
City of Anaheim Electric System , Revenue , 2024 A , Mandatory Put , 5% , 9/01/30 .. 47,875,000 49,729,309
Los Angeles Department of Water & Power Power System , Revenue , 2023-1 A ,
5.25% , 7/01/53 .................................................. 28,975,000 29,840,312
c
Southern Mono Health Care District ,
GO , A , NATL Insured , 3.17%, 8/01/28 ................................... 2,340,000 2,203,999
GO , A , NATL Insured , 3.32%, 8/01/29 ................................... 2,440,000 2,218,035
GO , A , NATL Insured , 3.47%, 8/01/30 ................................... 2,550,000 2,231,097
GO , A , NATL Insured , 3.6%, 8/01/31 ................................... 2,660,000 2,235,626

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
State of California ,
GO , Refunding , 5% , 8/01/28 ......................................... $ 12,020,000 $ 12,301,154
GO , Refunding , 5% , 11/01/30 ......................................... 5,320,000 5,768,624
GO , 5.75% , 10/01/31 ............................................... 28,805,000 30,092,684
GO , 5% , 3/01/35 .................................................. 55,020,000 58,221,102
GO , Pre-Refunded , 5% , 3/01/35 ....................................... 1,165,000 1,256,477
GO , Refunding , 5% , 9/01/35 ......................................... 9,000,000 9,011,285
GO , Refunding , 4% , 3/01/37 ......................................... 10,000,000 10,115,236
GO , Refunding , 5% , 8/01/37 ......................................... 2,900,000 2,992,421
GO , 5% , 8/01/45 .................................................. 21,540,000 22,809,076
GO , Refunding , 5% , 8/01/45 ......................................... 33,750,000 35,738,456
GO , 5% , 9/01/45 .................................................. 5,000,000 5,008,257
GO , 5% , 8/01/46 .................................................. 37,200,000 37,228,279
GO , 5% , 9/01/46 .................................................. 8,930,000 8,943,733
GO , 5% , 10/01/48 ................................................. 5,000,000 5,116,108
GO , 5% , 8/01/50 .................................................. 27,360,000 28,500,050
GO , 1997 , NATL, FGIC Insured , 5.625% , 10/01/26 ......................... 1,665,000 1,669,317
GO , 2017 , 5% , 11/01/47 ............................................. 23,370,000 23,738,498
State of California Department of Water Resources , Water Supply , Revenue , 2026 A ,
5% , 12/01/56 ..................................................... 10,725,000 11,117,033
Stockton Community Facilities District ,
City of Stockton Community Facilities District No. 2018-2 Improvement Area No. 3 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 525,000 505,805
City of Stockton Community Facilities District No. 2018-2 Improvement Area No. 3 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 650,000 618,421
Community Facilities District No. 2018-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/39 .................................................... 370,000 377,064
Community Facilities District No. 2018-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 380,000 373,921
Sulphur Springs Union School District ,
COP , 2010 , AG Insured , 6.5% , 12/01/37 ................................. 860,000 862,540
Community Facilities District No. 2019-1 , Special Tax , 2024 A , 5% , 9/01/39 ...... 1,175,000 1,208,477
Community Facilities District No. 2019-1 , Special Tax , 2024 A , 5% , 9/01/44 ...... 1,900,000 1,906,553
Community Facilities District No. 2019-1 , Special Tax , 2024 A , 5% , 9/01/49 ...... 4,360,000 4,280,327
Community Facilities District No. 2019-1 , Special Tax , 2024 A , 5% , 9/01/54 ...... 2,000,000 1,942,441
Temecula Public Financing Authority ,
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/39 ......... 330,000 339,400
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/44 ......... 925,000 930,574
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/49 ......... 975,000 970,209
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/54 ......... 900,000 889,810
Community Facilities District No. 23-02 , Special Tax , 2025 , 5% , 9/01/50 ......... 1,700,000 1,669,980
Community Facilities District No. 23-02 , Special Tax , 2025 , 5% , 9/01/56 ......... 3,280,000 3,180,234
Temescal Valley Water District ,
Community Facilities District No. 4 Improvement Area No. 3 , Special Tax , 2024 , 4% ,
9/01/49 ........................................................ 1,415,000 1,214,856
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/36 ................................................ 930,000 914,756
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/41 ................................................ 785,000 721,646
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/46 ................................................ 1,040,000 923,198
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/51 ................................................ 930,000 785,331
Three Rivers Levee Improvement Authority ,
Special Tax , 2021 A , Refunding , 4% , 9/01/36 ............................. 2,025,000 1,946,955
Special Tax , 2021 A , Refunding , 4% , 9/01/41 ............................. 1,895,000 1,687,675
Special Tax , 2021 A , Refunding , 4% , 9/01/46 ............................. 2,700,000 2,331,487

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Three Rivers Levee Improvement Authority, (continued)
Special Tax , 2021 A , Refunding , 4% , 9/01/51 ............................. $ 5,065,000 $ 4,177,577
Tobacco Securitization Authority of Northern California , Sacramento County Tobacco
Securitization Corp. , Revenue, Senior Lien , 2021 A , 1 , Refunding , 4% , 6/01/49 .... 8,000,000 6,900,172
Town of Tiburon ,
Assessment District No. 2017-1 , 1915 Act, Special Assessment , 2021 A , 2.375% ,
9/02/41 ........................................................ 495,000 328,354
Assessment District No. 2017-1 , 1915 Act, Special Assessment , 2021 A , 2.5% ,
9/02/51 ........................................................ 1,105,000 635,069
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.75% , 9/01/48 ................................... 1,750,000 1,826,705
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.875% , 9/01/53 ................................... 2,900,000 3,026,755
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/28 ...................................... 120,000 121,345
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/30 ...................................... 110,000 111,203
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/36 ...................................... 430,000 423,297
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/41 ...................................... 665,000 602,681
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/46 ...................................... 885,000 771,256
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/51 ...................................... 2,210,000 1,830,827
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/45 ........................... 8,830,000 8,775,434
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/49 ........................... 10,990,000 10,773,745
Truckee-Donner Public Utility District , Water System , Revenue , 2022 A , 5% , 11/15/47 3,230,000 3,345,866
Turlock Irrigation District , Revenue , 2019 , Refunding , 5% , 1/01/44 ............... 9,060,000 9,311,911
c
Union Elementary School District , GO , 2001 B , NATL Insured , 5.76%, 9/01/26 ...... 5,850,000 5,850,000
University of California ,
Revenue , 2016 K , 4% , 5/15/46 ........................................ 4,030,000 3,725,868
Revenue , 2017 AV , 5.25% , 5/15/47 ..................................... 6,775,000 6,836,531
Revenue , 2017 M , 5% , 5/15/42 ....................................... 15,410,000 15,560,644
Revenue , 2017 M , 5% , 5/15/47 ....................................... 54,015,000 54,397,642
Revenue , 2018 AZ , Refunding , 5% , 5/15/43 .............................. 28,000,000 28,588,204
Revenue , 2018 AZ , Refunding , 5% , 5/15/48 .............................. 47,230,000 47,960,950
Revenue , 2018 AZ , Refunding , 5.25% , 5/15/58 ............................ 9,110,000 9,265,060
Revenue , 2018 O , Refunding , 5% , 5/15/39 ............................... 14,400,000 14,739,368
Revenue , 2018 O , Refunding , 5% , 5/15/48 ............................... 11,445,000 11,618,351
Revenue , 2018 O , Refunding , 5% , 5/15/58 ............................... 5,805,000 5,876,360
Revenue , 2021 Q , Refunding , 4% , 5/15/37 ............................... 1,500,000 1,519,674
Revenue , 2022 BK , 5% , 5/15/52 ....................................... 43,195,000 44,666,861
Revenue , 2023 BN , Refunding , 5% , 5/15/43 .............................. 9,000,000 9,489,541
Revenue , 2023 BQ , 5% , 5/15/35 ...................................... 30,000,000 33,093,834
Revenue , 2024 BV , Refunding , 5% , 5/15/36 .............................. 17,300,000 19,137,892
Revenue , 2025 BZ , Refunding , 5.25% , 5/15/38 ........................... 5,750,000 6,427,513
Revenue , 2025 CB , 5% , 5/15/36 ...................................... 10,000,000 11,181,044
Revenue , 2025 CB , 5% , 5/15/39 ...................................... 13,460,000 14,657,023
Revenue , 2025 CC , 5% , 5/15/37 ...................................... 5,250,000 5,818,543
Revenue , 2025 CC , 5% , 5/15/38 ...................................... 8,975,000 9,852,489
Revenue , 2025 CC , 5% , 5/15/53 ...................................... 15,000,000 15,619,632

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Upland Community Facilities District ,
City of Upland Community Facilities District No. 2016-1 Improvement Area No. 2 ,
Special Tax , 2021 A , 4% , 9/01/40 .................................... $ 260,000 $ 238,792
City of Upland Community Facilities District No. 2016-1 Improvement Area No. 2 ,
Special Tax , 2021 A , 4% , 9/01/45 .................................... 165,000 141,715
City of Upland Community Facilities District No. 2016-1 Improvement Area No. 2 ,
Special Tax , 2021 A , 4% , 9/01/51 .................................... 260,000 209,979
c
Upland Unified School District , GO , 2011 C , 4.7%, 8/01/45 .................... 62,900,000 26,382,707
Val Verde Unified School District ,
GO , 2010 B , AG Insured , 6.125% , 8/01/34 ............................... 1,000,000 1,161,848
Community Facilities District No. 2018-1 , Special Tax , 2022 , 4% , 9/01/52 ........ 7,000,000 5,759,212
Community Facilities District No. 2018-2 Improvement Area No. 1 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 1,230,000 1,242,433
Community Facilities District No. 2018-2 Improvement Area No. 1 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 1,755,000 1,760,588
Community Facilities District No. 2018-2 Improvement Area No. 1 , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 2,445,000 2,408,585
Community Facilities District No. 2018-2 Improvement Area No. 3 , Special Tax , 2025 ,
5% , 9/01/50 .................................................... 1,230,000 1,218,334
Community Facilities District No. 2018-2 Improvement Area No. 3 , Special Tax , 2025 ,
5% , 9/01/55 .................................................... 1,785,000 1,748,033
Community Facilities District No. 2025-1 , Special Tax , 2026 , 5% , 9/01/56 ........ 1,810,000 1,749,614
Vallejo Public Financing Authority , City of Vallejo Hiddenbrooke Improvement District
No. 1 , Revenue , 2004 A , 5.8% , 9/01/31 ................................. 2,150,000 2,173,591
Valley Center Municipal Water District ,
Community Facility District No. 2020-1 , Special Tax , 2024 , 4% , 9/01/43 ......... 1,265,000 1,135,485
Community Facility District No. 2020-1 , Special Tax , 2024 , 4.375% , 9/01/54 ...... 2,210,000 1,923,253
c
Vista Unified School District , GO , 2002 A , AG Insured , 2.65%, 2/01/27 ............ 4,795,000 4,742,030
Washington Township Health Care District ,
GO , 2015 B , 5% , 8/01/45 ............................................ 15,000,000 15,005,850
Revenue , 2023 A , 5.75% , 7/01/48 ..................................... 1,300,000 1,350,565
Revenue , 2023 A , 5.75% , 7/01/53 ..................................... 1,000,000 1,028,768
West Patterson Financing Authority ,
Community Facilities District No. 2005-1 , Special Tax , 2026 , 5% , 9/01/56 ........ 4,210,000 3,984,273
Community Facilities District No. 2018-1 , Special Tax , 2024 , 5% , 9/01/39 ........ 300,000 297,715
Community Facilities District No. 2018-1 , Special Tax , 2024 , 4.375% , 9/01/44 ..... 830,000 749,928
Community Facilities District No. 2018-1 , Special Tax , 2024 , 4.625% , 9/01/49 ..... 780,000 714,722
Community Facilities District No. 2018-1 , Special Tax , 2024 , 5% , 9/01/54 ........ 2,430,000 2,332,390
West Sacramento Area Flood Control Agency ,
Special Assessment , 2015 , AG Insured , 5% , 9/01/40 ....................... 3,000,000 3,003,564
Special Assessment , 2015 , AG Insured , 5% , 9/01/45 ....................... 7,500,000 7,506,788
West Sacramento Financing Authority , Special Tax , A , AG Insured , 5% , 9/01/34 ..... 4,940,000 5,364,113
Westside Union School District ,
Community Facilities District No. 2016-1 Improvement Area B , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 1,175,000 1,150,756
Community Facilities District No. 2016-1 Improvement Area B , Special Tax , 2023 ,
5.25% , 9/01/52 .................................................. 1,890,000 1,817,853
William S Hart Union High School District ,
Community Facilities District No. 2021-1 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 385,000 386,328
Community Facilities District No. 2021-1 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 750,000 733,325
Community Facilities District No. 2021-1 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 885,000 854,469
12,441,390,117

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida 0.7%
c ,e
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 6.56%, 3/01/29 ........................................... $ 107,200,000 $ 91,463,887
Wisconsin 0.2%
e
Public Finance Authority , Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 .............. 30,400,000 24,768,978
U.S. Territories 2.0%
Guam 0.2%
Antonio B Won Pat International Airport Authority ,
Revenue , 2021 A , Refunding , 2.899% , 10/01/27 ........................... 470,000 461,269
Revenue , 2024 A , 5% , 10/01/27 ....................................... 160,000 162,441
Revenue , 2024 A , 5% , 10/01/28 ....................................... 750,000 770,716
Revenue , 2024 A , 5% , 10/01/29 ....................................... 1,330,000 1,378,151
Revenue , 2024 A , 5% , 10/01/30 ....................................... 1,110,000 1,156,768
Revenue , 2024 A , 5% , 10/01/31 ....................................... 935,000 979,523
Revenue , 2024 A , 5% , 10/01/32 ....................................... 1,600,000 1,682,290
Revenue , 2024 A , 5% , 10/01/33 ....................................... 660,000 696,790
Revenue , 2024 A , 5.25% , 10/01/37 .................................... 1,375,000 1,453,610
Revenue , 2024 A , 5.25% , 10/01/38 .................................... 1,325,000 1,389,383
Revenue , 2024 B , 5% , 10/01/27 ....................................... 410,000 417,746
Revenue , 2024 B , 5% , 10/01/28 ....................................... 380,000 393,979
Revenue , 2024 B , 5% , 10/01/30 ....................................... 560,000 594,456
Revenue , 2024 B , 5% , 10/01/31 ....................................... 510,000 545,427
Revenue , 2024 B , 5% , 10/01/32 ....................................... 1,455,000 1,564,749
Revenue , 2024 B , 5% , 10/01/33 ....................................... 305,000 329,595
Revenue , 2024 B , 5% , 10/01/34 ....................................... 435,000 470,428
Revenue , 2024 B , 5% , 10/01/35 ....................................... 520,000 557,436
Revenue , 2024 B , 5% , 10/01/36 ....................................... 250,000 265,623
Revenue , 2024 B , 5% , 10/01/37 ....................................... 1,095,000 1,152,852
Revenue , 2024 B , 5% , 10/01/38 ....................................... 1,125,000 1,173,961
Revenue , 2024 B , 5% , 10/01/39 ....................................... 1,125,000 1,162,618
Revenue , 2024 B , 5% , 10/01/40 ....................................... 420,000 430,532
Revenue , 2024 B , 5% , 10/01/41 ....................................... 1,150,000 1,172,637
Revenue , 2024 B , 5% , 10/01/42 ....................................... 495,000 502,788
Revenue , 2024 B , 5% , 10/01/43 ....................................... 500,000 505,628
21,371,396
Puerto Rico 1.8%
Children's Trust Fund ,
Revenue , 2002 , 5.5% , 5/15/39 ........................................ 3,005,000 3,059,422
Revenue , 2002 , 5.625% , 5/15/43 ...................................... 16,000,000 16,248,056
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue , 2000 A , 6.625% , 1/01/27 .................................... 471,227 470,534
Revenue , 2000 A , 6.625% , 1/01/28 .................................... 3,593,968 3,582,491
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 29,500,000 27,915,363
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 184,264,000 178,825,467
230,101,333
Total U.S. Territories .................................................................... 251,472,729
Total Municipal Bonds (Cost $ 12,623,469,181 ) ..................................
12,809,095,711
Total Long Term Investments (Cost $ 12,623,469,181 ) ............................
12,809,095,711
a
a a a a

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments 0.5%
a a
Principal
Amount
a
Value
Municipal Bonds 0.5%
California 0.5%
h
Anaheim Housing & Public Improvements Authority , City of Anaheim Water System ,
Revenue, Second Lien , 2024 A , LOC Bank of America NA , Daily VRDN and Put ,
2.4% , 10/01/54 ................................................... $ 14,400,000 $ 14,400,000
h
Bay Area Toll Authority , Revenue , 2024 H , LOC Bank of America NA , Daily VRDN and
Put , 2.35% , 4/01/59 ................................................ 15,350,000 15,350,000
h
Eastern Municipal Water District , Revenue , 2018 A , Refunding , SPA Bank of America
NA , Daily VRDN and Put , 2.3% , 7/01/46 ................................. 1,200,000 1,200,000
h
University of California ,
Revenue , 2013 AL-1 , Daily VRDN and Put , 2.4% , 5/15/48 ................... 11,300,000 11,300,000
Revenue , 2013 AL-3 , Refunding , Daily VRDN and Put , 2.35% , 5/15/48 .......... 20,000,000 20,000,000
Revenue , 2013 AL-4 , Refunding , Daily VRDN and Put , 2.25% , 5/15/48 .......... 5,000,000 5,000,000
67,250,000
Total Municipal Bonds (Cost $ 67,250,000 ) ......................................
67,250,000
Total Short Term Investments (Cost $ 67,250,000 ) ................................
67,250,000
a
Total Investments (Cost $ 12,690,719,181 ) 99.9% ................................
$12,876,345,711
Other Assets, less Liabilities 0.1% .............................................
10,727,431
Net Assets 100.0% ...........................................................
$12,887,073,142
See Abbreviations on page 47 .
a
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
b
Non-income producing.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2026, the aggregate value of these securities was $1,432,135,604, representing 11.1% of net assets.
f
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
g
Security purchased on a when-issued basis. See Note 1(b).
h
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
August 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
California Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $12,690,719,181
Value - Unaffiliated issuers .................................................................. $12,876,345,711
Cash .................................................................................... 119,932
Receivables:
Capital shares sold ........................................................................ 10,251,965
Interest ................................................................................. 140,332,432
Total assets .......................................................................... 13,027,050,040
Liabilities:
Payables:
Investment securities purchased .............................................................. 93,795,925
Capital shares redeemed ................................................................... 33,151,070
Management fees ......................................................................... 4,811,408
Distribution fees .......................................................................... 1,237,371
Transfer agent fees ........................................................................ 2,139,702
Trustees' fees and expenses ................................................................. 4,489
Distributions to shareholders ................................................................. 4,319,832
Accrued expenses and other liabilities ........................................................... 517,101
Total liabilities ......................................................................... 139,976,898
Net assets, at value ................................................................. $12,887,073,142
Net assets consist of:
Paid-in capital ............................................................................. $13,773,791,691
Total distributable earnings (losses) ............................................................. (886,718,549)
Net assets, at value ................................................................. $12,887,073,142

Franklin California Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
California Tax-
Free Income
Fund
Class A:
Net assets, at value ....................................................................... $2,920,515,064
Shares outstanding ........................................................................ 439,729,623
Net asset value per share
a ,b
.................................................................. $6.64
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $6.90
Class A1:
Net assets, at value ....................................................................... $5,864,141,535
Shares outstanding ........................................................................ 884,183,644
Net asset value per share
a ,b
.................................................................. $6.63
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $6.89
Class C:
Net assets, at value ....................................................................... $214,168,452
Shares outstanding ........................................................................ 32,356,206
Net asset value and maximum offering price per share
a ,b
............................................ $6.62
Class R6:
Net assets, at value ....................................................................... $404,368,080
Shares outstanding ........................................................................ 61,051,567
Net asset value and maximum offering price per share
b
............................................. $6.62
Advisor Class:
Net assets, at value ....................................................................... $3,483,880,011
Shares outstanding ........................................................................ 526,200,570
Net asset value and maximum offering price per share
b
............................................. $6.62
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin California Tax-Free Income Fund
Financial Statements
Statement of Operations
for the six months ended August 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
California Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $299,628,939
Expenses:
Management fees (Note 3 a ) ................................................................... 29,059,525
Distribution fees: (Note 3c )
    Class A ................................................................................ 3,723,096
    Class A1 ............................................................................... 3,001,406
    Class C ................................................................................ 754,593
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 836,759
    Class A1 ............................................................................... 1,721,205
    Class C ................................................................................ 65,262
    Class R6 ............................................................................... 31,724
    Advisor Class ............................................................................ 965,005
Custodian fees ............................................................................. 38,439
Reports to shareholders fees .................................................................. 85,392
Registration and filing fees .................................................................... 87,928
Professional fees ........................................................................... 381,273
Trustees' fees and expenses .................................................................. 71,770
Other .................................................................................... 300,780
Total expenses ......................................................................... 41,124,157
Net investment income ................................................................ 258,504,782
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (1,700,744)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (478,392,250)
Net realized and unrealized gain (loss) ............................................................ (480,092,994)
Net increase (decrease) in net assets resulting from operations .......................................... $(221,588,212)

Franklin California Tax-Free Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin California Tax-Free Income Fund
Six Months Ended
August 31, 2026
(unaudited)
Year Ended
February 28, 2026
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $258,504,782 $493,243,005
Net realized gain (loss) ................................................. (1,700,744) (29,442,730)
Net change in unrealized appreciation (depreciation) ........................... (478,392,250) 74,794,971
Net increase (decrease) in net assets resulting from operations ................ (221,588,212) 538,595,246
Distributions to shareholders:
Class A ............................................................. (54,931,380) (102,453,190)
Class A1 ............................................................ (117,754,554) (245,864,429)
Class C ............................................................. (3,830,042) (8,918,698)
Class R6 ............................................................ (8,079,548) (14,952,300)
Advisor Class ........................................................ (67,940,497) (112,091,178)
Total distributions to shareholders .......................................... (252,536,021) (484,279,795)
Capital share transactions: (Note 2 )
Class A ............................................................. 36,490,817 124,815,899
Class A1 ............................................................ (219,055,001) (688,880,691)
Class C ............................................................. (23,981,115) (76,341,954)
Class R6 ............................................................ 14,271,472 22,337,504
Advisor Class ........................................................ 269,379,200 693,475,307
Total capital share transactions ............................................ 77,105,373 75,406,065
Net increase (decrease) in net assets ................................... (397,018,860) 129,721,516
Net assets:
Beginning of period ..................................................... 13,284,092,002 13,154,370,486
End of period .......................................................... $12,887,073,142 $13,284,092,002

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin California Tax-Free Income Fund (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers
five classes of shares: Class A, Class A1, Class C, Class
R6 and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Over-the-counter (OTC) securities are valued within
the range of the most recent quoted bid and ask prices.
Securities that trade in multiple markets or on multiple
exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and  excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund's federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At August 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
August 31, 2026
Year Ended
February 28, 2026
Shares Amount Shares Amount
Class A Shares: (23732782) –
Shares sold
a
................................... 42,877,274 $289,480,986 102,499,364 $686,305,638
Shares issued in reinvestment of distributions .......... 7,503,595 50,517,332 14,002,897 93,779,071
Shares redeemed ............................... (44,976,143) (303,507,501) (98,174,205) (655,268,810)
Net increase (decrease) .......................... 5,404,726 $36,490,817 18,328,056 $124,815,899
Class A1 Shares: 135811312 –
Shares sold ................................... 8,863,054 $59,701,041 17,526,265 $117,198,285
Shares issued in reinvestment of distributions .......... 14,720,451 98,960,499 30,882,774 206,392,844
Shares redeemed ............................... (56,064,897) (377,716,541) (151,738,959) (1,012,471,820)
Net increase (decrease) .......................... (32,481,392) $(219,055,001) (103,329,920) $(688,880,691)
Class C Shares: 15065187 –
Shares sold ................................... 2,140,725 $14,418,379 5,423,776 $36,228,200
Shares issued in reinvestment of distributions .......... 550,392 3,692,070 1,288,616 8,585,736
Shares redeemed
a
.............................. (6,252,269) (42,091,564) (18,216,426) (121,155,890)
Net increase (decrease) .......................... (3,561,152) $(23,981,115) (11,504,034) $(76,341,954)
Class R6 Shares: (5487212) –
Shares sold ................................... 8,040,190 $54,097,886 22,614,798 $149,932,912
Shares issued in reinvestment of distributions .......... 1,080,085 7,249,536 2,019,641 13,485,652
Shares redeemed ............................... (7,010,335) (47,075,950) (21,257,168) (141,081,060)
Net increase (decrease) .......................... 2,109,940 $14,271,472 3,377,271 $22,337,504
Advisor Class Shares: (144536243) –
Shares sold ................................... 95,675,931 $643,892,177 243,614,894 $1,615,655,178
Shares issued in reinvestment of distributions .......... 9,306,528 62,463,226 15,298,763 102,198,925
Shares redeemed ............................... (65,062,132) (436,976,203) (154,297,741) (1,024,378,796)
Net increase (decrease) .......................... 39,920,327 $269,379,200 104,615,916 $693,475,307
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the period ended August 31, 2026, the annualized gross effective investment management fee rate was 0.441% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
3. Transactions with Affiliates
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended August 31, 2026, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$1,279,025 was retained by Investor Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65% based on the average net assets of each class until June 30, 2027. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until June 30, 2027.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended August 31, 2026, these purchase and sale transactions aggregated $83,500,000 and $93,530,000, respectively.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2026, the capital loss carryforwards were as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $18,100
CDSC retained .............................................................................. $148,040
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 615,283,448
Long term ................................................................................ 498,642,615
Total capital loss carryforwards ............................................................... $1,113,926,063
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At August 31, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and bond discounts and premiums.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2026, aggregated
$833,494,769 and $616,627,937, respectively.
6. Defaulted Securities
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At August
31, 2026, the aggregate value of these securities was $11,564,392, representing 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
7. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended August 31, 2026, the Fund did not use the
Global Credit Facility.
Cost of investments .......................................................................... $12,677,263,358
Unrealized appreciation ........................................................................ $679,637,674
Unrealized depreciation ........................................................................ (480,555,321)
Net unrealized appreciation (depreciation) .......................................................... $199,082,353
4. Income Taxes
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2026, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
10. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. New Accounting Pronouncements
In September 2026, the FASB issued Accounting Standards Update (ASU) No. 2026-03, Fair Value Measurement (Topic
820)—Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU require contractual sale restrictions to be considered in measuring the fair value of equity securities and require disclosure of
Level 1 Level 2 Level 3 Total
Franklin California Tax-Free Income Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ — $ — $ —
b
$ —
Municipal Bonds ......................... — 12,809,095,711 — 12,809,095,711
Short Term Investments ................... — 67,250,000 — 67,250,000
Total Investments in Securities ........... $— $12,876,345,711 $— $12,876,345,711
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
the amount of the discount attributable to the contractual sale restriction. The ASU is effective for interim and annual reporting periods beginning after December 15, 2027, with early adoption permitted. Management is currently evaluating the impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
AG
Assured Guaranty, Inc.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FHLMC
Federal Home Loan Mortgage Corp.
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
11. New Accounting Pronouncements
(continued)

Franklin California Tax-Free Income Fund

franklintempleton.com
Semiannual Report
FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
(Fund)
(unaudited)
At an in-person meeting held on April 14, 2026 (Meeting), the Board of Trustees (Board) of the Fund, including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager)
and the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. On several occasions, both prior to, and at the Meeting, the Independent Trustees met with senior executives of
Franklin Templeton, Inc. (FTI), the Manager’s parent, to discuss management’s perspectives on and ask questions regarding the performance of and long-term business strategies for the Municipal and Tax-Free Funds, including on topics such as the positioning of the Municipal and Tax-Free Funds within the broader Franklin Templeton product offering line up, management’s assessment of the overall performance of the Municipal and Tax-Free Funds compared to other similar suites of funds in the marketplace, and the appropriateness of the Broadridge Performance Universe selected for each Municipal and Tax-Free
Fund. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin California Tax-Free Income Fund

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Semiannual Report
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of FTI, FTI’s continued growth of its global, multi-asset franchise, and its commitment to the mutual fund business. The Board further noted FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging of artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2025. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below. This year, in addition to providing Class A performance (and expense) data, Broadridge included Advisor Class performance data for the Fund to align with the performance reporting provided at Board meetings throughout the year. Going forward, Broadridge will provide the Board solely with the Fund’s
Advisor Class performance information.

Franklin California Tax-Free Income Fund

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Semiannual Report
The Performance Universe for the Fund included the Fund, the Fund’s Advisor Class shares and all retail and institutional
California municipal debt funds. The Board noted that the Fund’s annualized income return for the one-, three- and five-year periods was above the median and in the second quintile of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three- and five-year periods was below the median of its Performance Universe. The
Board discussed the Fund’s performance with management and management explained that, in contrast to peers, the Fund does not invest in below investment grade bonds, which tend to be higher yielding. Management further noted that the Fund’s slightly overweight allocations to duration during 2022 and underweight allocations to credit risk until 2021 detracted from the
Fund’s relative performance versus the Performance Universe during certain of the reporting periods. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, tightening the Fund portfolio’s relative duration constraint and adjusting the sources of credit exposure so that credit risk is more in line with the Performance Universe peers. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was satisfactory given these attributes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and each other fund in its Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and 14 other California municipal debt funds. The Board noted that the
Management Rate and actual total expense ratio for the Fund were above the medians of its Expense Group. The Board further noted that the Management Rate was 2.3 basis points above the median of its Expense Group and the actual total expense ratio was 1.5 basis point above the median of its Expense Group. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2025, being the most recent fiscal year-end for FTI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.

Franklin California Tax-Free Income Fund

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Semiannual Report
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the
Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

4312-SFSOI 10/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin California Tax-Free Income Fund

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	October 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	October 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	October 27, 2026